UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03006
JOHN HANCOCK BOND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared the following semiannual reports to shareholders for the six months ended November 30, 2025:
  John Hancock High Yield Fund
  John Hancock Investment Grade Bond Fund
  John Hancock Short Duration Bond Fund

John Hancock High Yield Fund
Class A/JHHBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$46	0.90%
Fund Statistics
Fund net assets	$1,464,899,226
Total number of portfolio holdings	494
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.9%
Term loans	1.8%
Preferred securities	0.4%
Asset-backed securities	0.4%
Common stocks	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026009

57SA-A

11/25

1/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class C/JHYCX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$84	1.65%
Fund Statistics
Fund net assets	$1,464,899,226
Total number of portfolio holdings	494
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.9%
Term loans	1.8%
Preferred securities	0.4%
Asset-backed securities	0.4%
Common stocks	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026009

57SA-C

11/25

1/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class I/JYHIX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$33	0.65%
Fund Statistics
Fund net assets	$1,464,899,226
Total number of portfolio holdings	494
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.9%
Term loans	1.8%
Preferred securities	0.4%
Asset-backed securities	0.4%
Common stocks	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026009

57SA-I

11/25

1/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$28	0.54%
Fund Statistics
Fund net assets	$1,464,899,226
Total number of portfolio holdings	494
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.9%
Term loans	1.8%
Preferred securities	0.4%
Asset-backed securities	0.4%
Common stocks	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026009

57SA-NAV

11/25

1/26

John Hancock High Yield Fund

John Hancock High Yield Fund
Class R6/JFHYX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$28	0.55%
Fund Statistics
Fund net assets	$1,464,899,226
Total number of portfolio holdings	494
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.9%
Term loans	1.8%
Preferred securities	0.4%
Asset-backed securities	0.4%
Common stocks	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026009

57SA-R6

11/25

1/26

John Hancock High Yield Fund

John Hancock Investment Grade Bond Fund
Class A/TAUSX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$38	0.74%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-A

11/25

1/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class C/TCUSX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$77	1.49%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-C
11/25
1/26
John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class I/TIUSX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$25	0.49%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-I
11/25
1/26
John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R2/JIGBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$45	0.87%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-R2

11/25

1/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R4/JIGMX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$33	0.64%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-R4

11/25

1/26

John Hancock Investment Grade Bond Fund

John Hancock Investment Grade Bond Fund
Class R6/JIGEX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$20	0.39%
Fund Statistics
Fund net assets	$3,741,007,582
Total number of portfolio holdings	992
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.8%
Corporate bonds	29.3%
U.S. Government	16.6%
Asset-backed securities	7.9%
Collateralized mortgage obligations – Commercial and residential	4.3%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.3%
Short-term investments and other	1.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026010

55SA-R6

11/25

1/26

John Hancock Investment Grade Bond Fund

John Hancock Short Duration Bond Fund
Class A/JSNAX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$32	0.62%
Fund Statistics
Fund net assets	$1,424,278,677
Total number of portfolio holdings	437
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.4%
Asset-backed securities	21.4%
U.S. Government	11.8%
Collateralized mortgage obligations – Commercial and residential	2.1%
Collateralized mortgage obligations – U.S. Government Agency	0.7%
Foreign government obligations	0.3%
Term loans	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026003

472SA-A

11/25

1/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class C/JSNCX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$70	1.37%
Fund Statistics
Fund net assets	$1,424,278,677
Total number of portfolio holdings	437
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.4%
Asset-backed securities	21.4%
U.S. Government	11.8%
Collateralized mortgage obligations – Commercial and residential	2.1%
Collateralized mortgage obligations – U.S. Government Agency	0.7%
Foreign government obligations	0.3%
Term loans	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026003

472SA-C

11/25

1/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class I/JSNIX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$19	0.37%
Fund Statistics
Fund net assets	$1,424,278,677
Total number of portfolio holdings	437
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.4%
Asset-backed securities	21.4%
U.S. Government	11.8%
Collateralized mortgage obligations – Commercial and residential	2.1%
Collateralized mortgage obligations – U.S. Government Agency	0.7%
Foreign government obligations	0.3%
Term loans	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026003

472SA-I

11/25

1/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class NAV
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$13	0.26%
Fund Statistics
Fund net assets	$1,424,278,677
Total number of portfolio holdings	437
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.4%
Asset-backed securities	21.4%
U.S. Government	11.8%
Collateralized mortgage obligations – Commercial and residential	2.1%
Collateralized mortgage obligations – U.S. Government Agency	0.7%
Foreign government obligations	0.3%
Term loans	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026003

472SA-NAV

11/25

1/26

John Hancock Short Duration Bond Fund

John Hancock Short Duration Bond Fund
Class R6/JSNRX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$14	0.27%
Fund Statistics
Fund net assets	$1,424,278,677
Total number of portfolio holdings	437
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	62.4%
Asset-backed securities	21.4%
U.S. Government	11.8%
Collateralized mortgage obligations – Commercial and residential	2.1%
Collateralized mortgage obligations – U.S. Government Agency	0.7%
Foreign government obligations	0.3%
Term loans	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026003

472SA-R6

11/25

1/26

John Hancock Short Duration Bond Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2025 for the following funds:

  John Hancock High Yield Fund

  John Hancock Investment Grade Bond Fund

  John Hancock Short Duration Bond Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
High Yield Fund
Fixed income
November 30, 2025

John Hancock
High Yield Fund

2	Fund’s investments
21	Financial statements
25	Financial highlights
30	Notes to financial statements
42	Shareholder meeting
43	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK HIGH YIELD FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 94.9%					$1,390,316,315
(Cost $1,398,335,920)
Communication services 16.1%					235,908,996
Diversified telecommunication services 2.9%
APLD ComputeCo LLC (A)(B)	9.250	12-15-30		2,963,000	2,855,590
Cipher Compute LLC (A)	7.125	11-15-30		1,010,000	1,026,099
Connect Finco Sarl (A)	9.000	09-15-29		1,810,000	1,922,222
Connect Holding II LLC (A)	10.500	04-03-31		706,000	669,208
Frontier Florida LLC	6.860	02-01-28		6,250,000	6,476,563
GCI LLC (A)	4.750	10-15-28		7,883,000	7,638,955
Iliad Holding SAS (A)	7.000	04-15-32		3,146,000	3,243,004
Level 3 Financing, Inc. (A)	6.875	06-30-33		8,259,000	8,410,858
Level 3 Financing, Inc. (A)	7.000	03-31-34		5,480,000	5,612,835
Windstream Services LLC (A)	7.500	10-15-33		2,259,000	2,298,941
Windstream Services LLC (A)	8.250	10-01-31		2,822,000	2,929,910
Entertainment 2.3%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29		1,520,000	1,365,859
Cinemark USA, Inc. (A)	7.000	08-01-32		1,004,000	1,046,471
Live Nation Entertainment, Inc. (A)	4.750	10-15-27		3,169,000	3,163,610
Playtika Holding Corp. (A)	4.250	03-15-29		6,258,000	5,659,735
Roblox Corp. (A)	3.875	05-01-30		4,053,000	3,875,189
Univision Communications, Inc. (A)	8.500	07-31-31		5,647,000	5,841,793
Univision Communications, Inc. (A)	9.375	08-01-32		1,485,000	1,576,420
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32		12,546,000	11,463,908
Interactive media and services 1.8%
ANGI Group LLC (A)(B)	3.875	08-15-28		2,922,000	2,638,361
Arches Buyer, Inc. (A)	6.125	12-01-28		1,919,000	1,878,271
Cars.com, Inc. (A)	6.375	11-01-28		3,434,000	3,442,736
Match Group Holdings II LLC (A)	5.625	02-15-29		5,239,000	5,258,573
Match Group Holdings II LLC (A)	6.125	09-15-33		4,077,000	4,134,245
Snap, Inc. (A)	6.875	03-01-33		3,919,000	4,037,099
ZipRecruiter, Inc. (A)	5.000	01-15-30		5,190,000	4,209,030
Media 8.5%
Altice Financing SA (A)	5.750	08-15-29		3,522,000	2,350,935
Altice Financing SA (A)	9.625	07-15-27		5,173,000	4,128,933
Altice France Lux 3 (A)	10.000	01-15-33		710,000	676,353
Altice France Lux 3, Zero Coupon (A)(C)	0.000	12-01-25	EUR	2,968	379
Altice France SA (A)	6.875	07-15-32		2,883,254	2,810,349
Altice France SA (A)	9.500	11-01-29		2,896,346	2,972,558
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	4.250	02-01-31	3,829,000	$3,527,395
CCO Holdings LLC (A)	4.500	08-15-30	7,721,000	7,224,481
CCO Holdings LLC (A)	5.125	05-01-27	5,595,000	5,587,109
CCO Holdings LLC (A)	5.375	06-01-29	6,370,000	6,307,941
CCO Holdings LLC (A)	6.375	09-01-29	5,030,000	5,102,613
CCO Holdings LLC (A)(B)	7.375	03-01-31	7,731,000	7,888,327
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	1,386,000	1,442,559
Clear Channel Outdoor Holdings, Inc. (A)(B)	7.500	06-01-29	745,000	736,910
Clear Channel Outdoor Holdings, Inc. (A)(B)	7.750	04-15-28	711,000	711,208
CSC Holdings LLC (A)	4.625	12-01-30	1,515,000	541,065
CSC Holdings LLC (A)	6.500	02-01-29	4,279,000	2,687,408
CSC Holdings LLC (A)	7.500	04-01-28	605,000	363,000
CSC Holdings LLC (A)	11.750	01-31-29	4,883,000	3,442,105
Directv Financing LLC (A)	10.000	02-15-31	6,293,000	6,251,019
DISH DBS Corp.	5.125	06-01-29	1,828,000	1,547,160
DISH DBS Corp. (A)(B)	5.250	12-01-26	2,125,000	2,075,982
DISH DBS Corp. (A)(B)	5.750	12-01-28	1,842,000	1,779,999
DISH Network Corp. (A)	11.750	11-15-27	5,825,000	6,082,523
Gray Media, Inc. (A)	4.750	10-15-30	708,000	546,333
Gray Media, Inc. (A)	7.250	08-15-33	1,391,000	1,393,406
Gray Media, Inc. (A)	9.625	07-15-32	634,000	657,775
Gray Media, Inc. (A)	10.500	07-15-29	1,400,000	1,508,791
iHeartCommunications, Inc. (A)	10.875	05-01-30	6,037,200	4,968,227
Light & Wonder International, Inc. (A)	6.250	10-01-33	4,516,000	4,543,751
McClatchy Media Company LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	2,001,367	2,221,517
Neptune Bidco US, Inc. (A)	9.290	04-15-29	1,495,000	1,488,187
Neptune Bidco US, Inc. (A)	10.375	05-15-31	3,329,000	3,365,742
Scripps Escrow II, Inc. (A)	5.375	01-15-31	1,781,000	1,379,277
Sirius XM Radio LLC (A)	4.000	07-15-28	6,553,000	6,388,081
Sirius XM Radio LLC (A)	5.500	07-01-29	4,832,000	4,856,861
Stagwell Global LLC (A)	5.625	08-15-29	5,413,000	5,260,056
The EW Scripps Company (A)	9.875	08-15-30	549,000	553,260
Versant Media Group, Inc. (A)	7.250	01-30-31	662,000	680,133
Virgin Media Finance PLC (A)	5.000	07-15-30	2,741,000	2,425,849
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	5,891,000	5,784,079
Wireless telecommunication services 0.6%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,406,127
3	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (C)	6.875	07-19-27	5,190,000	$5,062,845
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33	507,000	504,903
Consumer discretionary 14.6%				213,620,628
Automobile components 1.5%
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	564,000	567,460
American Axle & Manufacturing, Inc. (A)	7.750	10-15-33	2,249,000	2,271,362
Clarios Global LP (A)	6.750	05-15-28	3,288,000	3,372,853
Clarios Global LP (A)	6.750	09-15-32	1,109,000	1,140,690
Dealer Tire LLC (A)	8.000	02-01-28	353,000	349,652
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,169,000	2,107,261
The Goodyear Tire & Rubber Company (B)	5.250	07-15-31	1,213,000	1,146,035
ZF North America Capital, Inc. (A)	6.750	04-23-30	2,301,000	2,235,305
ZF North America Capital, Inc. (A)	6.875	04-14-28	6,152,000	6,278,879
ZF North America Capital, Inc. (A)	7.500	03-24-31	2,845,000	2,814,962
Automobiles 0.8%
Nissan Motor Acceptance Company LLC (A)(B)	5.625	09-29-28	2,830,000	2,822,818
Nissan Motor Acceptance Company LLC (A)	7.050	09-15-28	3,567,000	3,679,896
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	3,395,000	3,543,674
Nissan Motor Company, Ltd. (A)	7.750	07-17-32	1,641,000	1,725,088
Broadline retail 1.9%
Kohl’s Corp.	5.125	05-01-31	1,867,000	1,603,488
Kohl’s Corp. (A)	10.000	06-01-30	3,719,000	4,069,170
Liberty Interactive LLC	8.250	02-01-30	8,512,000	468,160
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	1,286,000	1,289,112
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	440,000	442,094
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	2,976,000	3,131,279
Nordstrom, Inc. (B)	4.250	08-01-31	4,285,000	3,931,520
QVC, Inc. (A)	6.875	04-15-29	3,621,000	1,498,098
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(C)	6.250	04-22-31	1,577,000	1,489,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail (continued)
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(C)	8.125	12-15-29	1,201,000	$1,234,017
Rakuten Group, Inc. (A)	11.250	02-15-27	3,971,000	4,253,888
SGUS LLC (A)	11.000	12-15-29	1,187,313	962,146
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,586,000	2,724,941
Diversified consumer services 0.4%
Graham Holdings Company (A)	5.625	12-01-33	1,413,000	1,414,660
Sotheby’s (A)	7.375	10-15-27	4,968,000	4,946,090
Hotels, restaurants and leisure 5.6%
Affinity Interactive (A)	6.875	12-15-27	5,292,000	2,275,560
Boyd Gaming Corp. (A)	4.750	06-15-31	3,132,000	3,051,345
Caesars Entertainment, Inc. (A)	6.500	02-15-32	13,047,000	13,270,773
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,686,000	8,991,773
Carnival Corp. (A)	5.125	05-01-29	1,219,000	1,229,199
Carnival Corp. (A)	5.875	06-15-31	4,263,000	4,389,402
Choice Hotels International, Inc.	5.850	08-01-34	5,274,000	5,420,224
Fontainebleau Las Vegas Holdings LLC (A)(D)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	4,181,000	3,616,565
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	4,011,000	3,715,021
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	6,012,000	6,123,210
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,096,000	2,017,400
Lindblad Expeditions LLC (A)	7.000	09-15-30	1,498,000	1,536,323
Marriott Ownership Resorts, Inc. (A)(B)	4.500	06-15-29	5,602,000	5,319,047
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	2,835,000	2,768,802
New Red Finance, Inc. (A)	3.875	01-15-28	4,439,000	4,385,265
Resorts World Las Vegas LLC (A)	8.450	07-27-30	4,400,000	4,344,835
Sabre GLBL, Inc. (A)	8.625	06-01-27	1,534,000	1,552,108
Sabre GLBL, Inc. (A)	10.750	11-15-29	3,622,000	3,187,471
Sabre GLBL, Inc. (A)	11.125	07-15-30	3,967,000	3,431,217
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	1,467,000	1,443,762
Household durables 1.7%
KB Home	4.000	06-15-31	4,092,000	3,880,586
KB Home	7.250	07-15-30	3,082,000	3,186,212
Newell Brands, Inc.	6.375	09-15-27	4,562,000	4,561,241
Newell Brands, Inc. (A)	8.500	06-01-28	8,545,000	8,895,140
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	611,000	629,771
5	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Whirlpool Corp.	6.125	06-15-30	4,269,000	$4,311,925
Specialty retail 2.5%
Amer Sports Company (A)	6.750	02-16-31	2,086,000	2,174,659
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	5,015,000	4,881,018
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,114,000	4,030,019
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,305,000	2,367,899
Lithia Motors, Inc. (A)	3.875	06-01-29	4,917,000	4,737,108
Lithia Motors, Inc. (A)	4.375	01-15-31	1,327,000	1,273,599
PetSmart LLC (A)	7.500	09-15-32	3,404,000	3,430,068
PetSmart LLC (A)	10.000	09-15-33	2,006,000	2,051,177
Saks Global Enterprises LLC (A)	11.000	12-15-29	919,750	188,549
Saks Global Enterprises LLC (A)	11.000	12-15-29	1,839,500	631,907
Staples, Inc. (A)	12.750	01-15-30	563,000	443,753
The Michaels Companies, Inc. (A)	7.875	05-01-29	2,759,000	2,504,495
Valvoline, Inc. (A)	3.625	06-15-31	2,498,000	2,302,572
Wayfair LLC (A)	7.250	10-31-29	1,266,000	1,316,953
Wayfair LLC (A)	7.750	09-15-30	3,662,000	3,902,872
Textiles, apparel and luxury goods 0.2%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (A)	10.000	07-15-33	2,158,000	2,335,273
Consumer staples 3.3%				48,756,858
Consumer staples distribution and retail 1.1%
Albertsons Companies, Inc. (A)	5.500	03-31-31	926,000	938,655
Albertsons Companies, Inc. (A)	5.750	03-31-34	948,000	955,645
Albertsons Companies, Inc. (A)	6.500	02-15-28	4,093,000	4,166,347
Performance Food Group, Inc. (A)	4.250	08-01-29	4,378,000	4,298,475
US Foods, Inc. (A)	4.750	02-15-29	3,449,000	3,432,936
US Foods, Inc. (A)	5.750	04-15-33	2,490,000	2,534,818
Food products 1.5%
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	8,888,000	8,970,187
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,675,000	4,535,351
Post Holdings, Inc. (A)	5.500	12-15-29	2,683,000	2,683,465
Post Holdings, Inc. (A)	6.375	03-01-33	3,438,000	3,479,827
Simmons Foods, Inc. (A)	4.625	03-01-29	3,012,000	2,896,235
Personal care products 0.7%
Edgewell Personal Care Company (A)	4.125	04-01-29	1,257,000	1,184,534
Edgewell Personal Care Company (A)	5.500	06-01-28	1,904,000	1,900,007
HLF Financing Sarl LLC (A)	12.250	04-15-29	1,629,000	1,755,148
Opal Bidco SAS (A)	6.500	03-31-32	4,875,000	5,025,228
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	6

	Rate (%)	Maturity date	Par value^	Value
Energy 11.0%				$161,496,974
Energy equipment and services 1.2%
Archrock Partners LP (A)	6.250	04-01-28	1,400,000	1,408,596
Archrock Partners LP (A)	6.625	09-01-32	4,469,000	4,601,837
Kodiak Gas Services LLC (A)	6.500	10-01-33	1,955,000	1,994,206
Nabors Industries, Inc. (A)	7.625	11-15-32	463,000	448,929
SESI LLC (A)	7.875	09-30-30	1,397,000	1,390,060
Transocean International, Ltd.	7.500	04-15-31	279,000	267,936
Transocean International, Ltd. (A)	7.875	10-15-32	558,000	581,665
Transocean International, Ltd. (A)	8.250	05-15-29	638,000	648,984
Transocean International, Ltd. (A)	8.500	05-15-31	640,000	645,203
USA Compression Partners LP (A)	6.250	10-01-33	2,119,000	2,137,993
USA Compression Partners LP (A)	7.125	03-15-29	1,463,000	1,520,736
Valaris, Ltd. (A)	8.375	04-30-30	1,430,000	1,491,866
Oil, gas and consumable fuels 9.8%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,455,000	4,469,691
Antero Midstream Partners LP (A)	5.750	10-15-33	1,404,000	1,410,941
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,379,641
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,781,000	1,857,492
Buckeye Partners LP (A)	6.750	02-01-30	1,147,000	1,201,322
Buckeye Partners LP (A)	6.875	07-01-29	3,446,000	3,589,553
Civitas Resources, Inc. (A)	8.750	07-01-31	4,453,000	4,637,100
Civitas Resources, Inc. (A)	9.625	06-15-33	2,747,000	2,962,565
CNX Resources Corp. (A)	6.000	01-15-29	3,304,000	3,316,400
Crescent Energy Finance LLC (A)	8.375	01-15-34	6,975,000	6,878,745
Delek Logistics Partners LP (A)	7.125	06-01-28	2,651,000	2,666,108
Excelerate Energy LP (A)	8.000	05-15-30	3,685,000	3,925,988
Genesis Energy LP	8.000	05-15-33	2,367,000	2,441,932
Genesis Energy LP	8.250	01-15-29	5,273,000	5,507,473
Global Partners LP (A)	7.125	07-01-33	1,483,000	1,506,215
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	994,423
Hilcorp Energy I LP (A)	5.750	02-01-29	3,038,000	2,983,879
Hilcorp Energy I LP (A)	6.000	04-15-30	2,882,000	2,787,384
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	1,242,000	1,273,235
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	964,000	1,017,490
Kinetik Holdings LP (A)	6.625	12-15-28	1,271,000	1,307,521
Long Ridge Energy LLC (A)	8.750	02-15-32	4,057,000	4,247,079
NGL Energy Operating LLC (A)	8.375	02-15-32	1,266,000	1,312,476
Northern Oil & Gas, Inc. (A)	7.875	10-15-33	849,000	826,247
Permian Resources Operating LLC (A)	7.000	01-15-32	3,827,000	3,985,155
Range Resources Corp.	8.250	01-15-29	3,300,000	3,365,908
Rockies Express Pipeline LLC (A)	6.750	03-15-33	4,233,000	4,441,204
7	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
SM Energy Company (A)	7.000	08-01-32	4,250,000	$4,158,172
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	1,657,000	1,757,444
Sunoco LP	4.500	04-30-30	3,099,000	3,017,405
Sunoco LP (A)	4.625	05-01-30	1,486,000	1,448,610
Sunoco LP (A)	5.625	03-15-31	1,862,000	1,872,593
Sunoco LP (A)	5.875	07-15-27	5,691,000	5,693,266
Sunoco LP (A)	5.875	03-15-34	3,258,000	3,278,988
Sunoco LP	6.000	04-15-27	3,547,000	3,552,579
TransMontaigne Partners LLC (A)	8.500	06-15-30	1,336,000	1,366,011
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	3,187,000	3,218,092
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	4,051,000	3,974,011
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29	15,321,000	13,042,529
Venture Global LNG, Inc. (A)	9.500	02-01-29	7,657,000	8,075,574
Venture Global Plaquemines LNG LLC (A)	6.500	01-15-34	1,707,000	1,765,555
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	6,795,000	7,404,348
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	465,000	440,619
Financials 11.3%				164,896,360
Banks 0.3%
Popular, Inc.	7.250	03-13-28	3,445,000	3,612,279
Capital markets 1.1%
Boost Newco Borrower LLC (A)	7.500	01-15-31	3,264,000	3,466,205
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,107,113
Focus Financial Partners LLC (A)	6.750	09-15-31	6,194,000	6,399,418
Hightower Holding LLC (A)	6.750	04-15-29	213,000	213,217
Hightower Holding LLC (A)	9.125	01-31-30	287,000	305,046
Jane Street Group (A)	6.750	05-01-33	2,790,000	2,918,002
Consumer finance 2.3%
Bread Financial Holdings, Inc. (A)	6.750	05-15-31	1,945,000	1,985,619
Credit Acceptance Corp. (A)	6.625	03-15-30	2,318,000	2,301,149
goeasy, Ltd. (A)	7.375	10-01-30	4,814,000	4,659,176
OneMain Finance Corp.	6.125	05-15-30	6,070,000	6,167,600
OneMain Finance Corp.	6.500	03-15-33	4,841,000	4,864,430
OneMain Finance Corp.	6.750	03-15-32	1,382,000	1,412,457
OneMain Finance Corp.	7.875	03-15-30	8,128,000	8,602,765
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	8

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,677,000	$1,714,255
Rfna LP (A)(B)	7.875	02-15-30	1,369,000	1,387,926
Financial services 4.2%
Block, Inc. (B)	3.500	06-01-31	6,287,000	5,897,580
Block, Inc. (A)	5.625	08-15-30	3,192,000	3,252,437
Block, Inc. (A)	6.000	08-15-33	2,554,000	2,624,890
CrossCountry Intermediate HoldCo LLC (A)	6.500	10-01-30	1,415,000	1,432,965
CrossCountry Intermediate HoldCo LLC (A)	6.750	12-01-32	1,977,000	1,999,047
Freedom Mortgage Corp. (A)	12.250	10-01-30	4,483,000	4,976,031
Freedom Mortgage Holdings LLC (A)	7.875	04-01-33	1,465,000	1,513,987
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	1,881,000	1,975,859
ION Platform Finance US, Inc. (A)	5.750	05-15-28	1,284,000	1,205,852
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,418,000	1,351,094
ION Platform Finance US, Inc. (A)	9.500	05-30-29	1,787,000	1,816,029
Osaic Holdings, Inc. (A)	6.750	08-01-32	2,130,000	2,206,050
Osaic Holdings, Inc. (A)	8.000	08-01-33	279,000	287,323
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	2,820,000	2,905,807
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	2,290,000	2,390,627
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,138,000	2,225,354
Rocket Companies, Inc. (A)	6.125	08-01-30	11,523,000	11,961,588
Rocket Companies, Inc. (A)	6.375	08-01-33	3,044,000	3,187,579
Rocket Companies, Inc. (A)	6.500	08-01-29	3,458,000	3,586,959
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	2,612,000	2,654,445
Walker & Dunlop, Inc. (A)	6.625	04-01-33	1,983,000	2,038,203
Insurance 2.8%
Acrisure LLC (A)	7.500	11-06-30	5,162,000	5,360,154
Acrisure LLC (A)	8.500	06-15-29	1,432,000	1,500,848
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,000,000	4,073,024
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,813,000	3,961,669
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	1,852,000	1,914,642
Amynta Agency Borrower, Inc. (A)	7.500	07-15-33	489,000	500,273
Ardonagh Group Finance, Ltd. (A)	8.875	02-15-32	1,085,000	1,118,683
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	2,245,000	2,330,532
9	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	$3,561,293
Howden UK Refinance PLC (A)	7.250	02-15-31	3,096,000	3,174,301
HUB International, Ltd. (A)	7.250	06-15-30	4,725,000	4,950,784
HUB International, Ltd. (A)	7.375	01-31-32	2,964,000	3,084,051
Panther Escrow Issuer LLC (A)	7.125	06-01-31	5,281,000	5,460,642
Mortgage real estate investment trusts 0.6%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	4,318,000	4,530,860
Starwood Property Trust, Inc. (A)	5.250	10-15-28	3,040,000	3,060,778
Starwood Property Trust, Inc. (A)	5.750	01-15-31	1,680,000	1,707,463
Health care 7.8%				113,485,308
Biotechnology 0.2%
Genmab A/S (A)	6.250	12-15-32	1,433,000	1,473,455
Genmab A/S (A)	7.250	12-15-33	972,000	1,017,963
Health care equipment and supplies 1.6%
Medline Borrower LP (A)	5.250	10-01-29	8,578,000	8,598,038
Medline Borrower LP (A)	6.250	04-01-29	8,292,000	8,576,581
Varex Imaging Corp. (A)	7.875	10-15-27	5,622,000	5,733,692
Health care providers and services 3.9%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	4,295,000	4,376,897
AdaptHealth LLC (A)	4.625	08-01-29	5,609,000	5,412,407
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	3,534,000	3,366,378
AMN Healthcare, Inc. (A)	6.500	01-15-31	1,979,000	1,984,674
AthenaHealth Group, Inc. (A)	6.500	02-15-30	808,000	802,463
Community Health Systems, Inc. (A)	5.250	05-15-30	3,383,000	3,195,904
Community Health Systems, Inc. (A)	6.125	04-01-30	878,000	729,546
Community Health Systems, Inc. (A)	6.875	04-15-29	884,000	797,813
Community Health Systems, Inc. (A)	10.875	01-15-32	2,477,000	2,675,470
DaVita, Inc. (A)	3.750	02-15-31	4,428,000	4,106,119
DaVita, Inc. (A)	4.625	06-01-30	6,250,000	6,062,111
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,807,385
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,555,000	2,626,520
Tenet Healthcare Corp.	4.375	01-15-30	3,567,000	3,495,352
Tenet Healthcare Corp.	5.125	11-01-27	3,033,000	3,033,294
Tenet Healthcare Corp. (A)	6.000	11-15-33	3,329,000	3,437,286
Tenet Healthcare Corp.	6.125	10-01-28	1,589,000	1,595,880
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	10

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp.	6.750	05-15-31	3,442,000	$3,586,158
Pharmaceuticals 2.1%
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	455,000	453,061
Bausch Health Companies, Inc. (A)	5.000	01-30-28	328,000	295,610
Bausch Health Companies, Inc. (A)	5.250	02-15-31	861,000	581,175
Bausch Health Companies, Inc. (A)	6.250	02-15-29	826,000	676,890
Bausch Health Companies, Inc. (A)	10.000	04-15-32	9,975,000	10,312,305
Bausch Health Companies, Inc. (A)(B)	14.000	10-15-30	272,000	274,040
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	5,511,000	5,732,961
IQVIA, Inc. (A)	6.500	05-15-30	4,863,000	5,059,300
Organon & Company (A)	4.125	04-30-28	5,994,000	5,841,550
Organon & Company (A)	5.125	04-30-31	2,110,000	1,767,030
Industrials 11.7%				171,566,583
Aerospace and defense 1.8%
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,417,000	1,460,601
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,416,000	1,470,137
Carpenter Technology Corp. (A)	5.625	03-01-34	1,121,000	1,139,331
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	804,000	816,651
TransDigm, Inc. (B)	4.875	05-01-29	9,413,000	9,354,066
TransDigm, Inc. (A)	6.375	03-01-29	4,563,000	4,699,739
TransDigm, Inc. (A)	6.750	01-31-34	3,868,000	4,041,440
TransDigm, Inc. (A)	7.125	12-01-31	3,270,000	3,428,248
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	1,000,000	1,056,888
Building products 0.9%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,241,000	1,179,517
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,870,000	4,030,566
Builders FirstSource, Inc. (A)	6.750	05-15-35	2,738,000	2,887,749
JELD-WEN, Inc. (A)(B)	7.000	09-01-32	5,082,000	3,455,716
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,802,000	1,840,839
Commercial services and supplies 3.0%
Albion Financing 1 Sarl (A)	7.000	05-21-30	3,060,000	3,180,729
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,677,000	3,611,213
Allied Universal Holdco LLC (A)	6.875	06-15-30	6,108,000	6,313,192
Allied Universal Holdco LLC (A)	7.875	02-15-31	4,533,000	4,772,601
Anagram Holdings LLC (0.000% Cash and 10.000% PIK) (A)(D)(E)	10.000	08-15-26	100,555	0
Cimpress PLC (A)	7.375	09-15-32	2,516,000	2,566,526
11	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Clean Harbors, Inc. (A)	5.750	10-15-33	1,412,000	$1,443,157
Clean Harbors, Inc. (A)	6.375	02-01-31	2,996,000	3,079,313
Garda World Security Corp. (A)	8.250	08-01-32	2,301,000	2,352,124
Garda World Security Corp. (A)	8.375	11-15-32	1,673,000	1,715,208
The Brink’s Company (A)	6.500	06-15-29	1,064,000	1,098,647
The GEO Group, Inc.	10.250	04-15-31	6,585,000	7,225,707
VT Topco, Inc. (A)(B)	8.500	08-15-30	4,463,000	4,647,724
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,823,053
Construction and engineering 1.1%
Arcosa, Inc. (A)	4.375	04-15-29	3,255,000	3,190,026
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	4,104,000	4,157,976
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,608,601
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,677,000	3,689,358
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30	3,613,000	3,744,343
EMRLD Borrower LP (A)	6.750	07-15-31	3,184,000	3,332,671
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,723,000	1,800,525
Machinery 0.8%
Enpro, Inc. (A)	6.125	06-01-33	987,000	1,019,573
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	3,573,000	3,725,660
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	3,377,000	3,382,143
Synergy Infrastructure Holdings LLC (A)	7.875	12-01-30	559,000	575,929
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,866,000	3,872,475
Passenger airlines 0.6%
JetBlue Airways Corp. (A)	9.875	09-20-31	7,091,000	7,004,133
OneSky Flight LLC (A)	8.875	12-15-29	1,490,000	1,576,857
U.S. Airways Group, Inc. (D)(E)	0.000	06-01-12	606,056	0
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	1,155,000	1,212,354
CACI International, Inc. (A)	6.375	06-15-33	3,448,000	3,594,554
TriNet Group, Inc. (A)	7.125	08-15-31	4,428,000	4,582,453
Trading companies and distributors 2.2%
Boise Cascade Company (A)(B)	4.875	07-01-30	3,651,000	3,609,677
FTAI Aviation Investors LLC (A)	7.000	06-15-32	5,818,000	6,101,913
Herc Holdings, Inc. (A)	6.625	06-15-29	2,564,000	2,659,114
Herc Holdings, Inc. (A)	7.000	06-15-30	2,839,000	2,980,189
United Rentals North America, Inc.	3.875	02-15-31	3,215,000	3,073,436
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	12

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	4.000	07-15-30	4,338,000	$4,190,414
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,804,000	4,963,382
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,435,000	1,500,818
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,687,000	2,727,327
Information technology 5.7%				83,587,719
Communications equipment 0.2%
EchoStar Corp.	10.750	11-30-29	2,959,000	3,262,298
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,434,000	1,468,072
Zebra Technologies Corp. (A)	6.500	06-01-32	1,052,000	1,090,698
IT services 0.6%
CoreWeave, Inc. (A)	9.000	02-01-31	1,364,000	1,234,276
CoreWeave, Inc. (A)	9.250	06-01-30	2,332,000	2,151,516
Virtusa Corp. (A)	7.125	12-15-28	5,179,000	4,978,791
Semiconductors and semiconductor equipment 1.0%
Amkor Technology, Inc. (A)	5.875	10-01-33	844,000	859,209
Kioxia Holdings Corp. (A)	6.250	07-24-30	6,347,000	6,531,133
ON Semiconductor Corp. (A)	3.875	09-01-28	2,026,000	1,975,014
Qnity Electronics, Inc. (A)	5.750	08-15-32	1,725,000	1,770,404
Qnity Electronics, Inc. (A)	6.250	08-15-33	3,136,000	3,249,937
Software 3.1%
Cloud Software Group, Inc. (A)	6.500	03-31-29	4,884,000	4,923,227
Cloud Software Group, Inc. (A)	6.625	08-15-33	1,533,000	1,530,285
Cloud Software Group, Inc. (A)	8.250	06-30-32	8,557,000	9,013,927
Cloud Software Group, Inc. (A)	9.000	09-30-29	6,174,000	6,368,685
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,182,000	4,197,268
NCR Voyix Corp. (A)	5.125	04-15-29	512,000	507,222
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,325,190
Open Text Corp. (A)	3.875	02-15-28	3,664,000	3,573,442
Open Text Holdings, Inc. (A)	4.125	02-15-30	3,746,000	3,571,333
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	1,041,000	937,632
UKG, Inc. (A)	6.875	02-01-31	6,481,000	6,690,686
WULF Compute LLC (A)	7.750	10-15-30	1,462,000	1,511,592
Technology hardware, storage and peripherals 0.6%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	2,647,000	2,810,373
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	2,268,000	2,331,456
Seagate Data Storage Technology Pte, Ltd. (A)	8.250	12-15-29	1,711,000	1,817,681
Xerox Corp. (A)	10.250	10-15-30	370,000	379,360
13	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Corp. (A)(B)	13.500	04-15-31	498,000	$460,346
Xerox Holdings Corp. (A)	5.500	08-15-28	2,508,000	1,066,666
Materials 7.5%				110,306,801
Chemicals 1.8%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,311,049
Celanese US Holdings LLC	7.050	11-15-30	5,431,000	5,629,715
Consolidated Energy Finance SA (A)(B)	12.000	02-15-31	804,000	546,720
INEOS Finance PLC (A)	6.750	05-15-28	1,440,000	1,350,077
INEOS Quattro Finance 2 PLC (A)	9.625	03-15-29	391,000	332,546
Inversion Escrow Issuer LLC (A)	6.750	08-01-32	4,245,000	4,146,590
Olympus Water US Holding Corp. (A)	4.250	10-01-28	1,500,000	1,438,281
Olympus Water US Holding Corp. (A)	7.250	02-15-33	1,436,000	1,425,455
Solstice Advanced Materials, Inc. (A)	5.625	09-30-33	1,691,000	1,700,253
The Scotts Miracle-Gro Company	4.000	04-01-31	4,150,000	3,879,490
Tronox, Inc. (A)	4.625	03-15-29	817,000	527,741
WR Grace Holdings LLC (A)	5.625	08-15-29	816,000	768,173
WR Grace Holdings LLC (A)	6.625	08-15-32	1,980,000	1,965,431
Construction materials 0.7%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,030,000	1,069,547
Quikrete Holdings, Inc. (A)	6.750	03-01-33	3,771,000	3,926,505
Standard Industries, Inc. (A)	4.375	07-15-30	4,376,000	4,243,114
White Cap Supply Holdings LLC (A)	7.375	11-15-30	443,000	451,823
Containers and packaging 2.7%
Ardagh Group SA (A)	9.500	12-01-30	3,661,816	3,946,954
Ardagh Group SA (5.500% Cash and 6.500% PIK) (A)	12.000	12-01-30	7,670,000	6,941,350
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,752,000	4,752,000
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	573,000	582,957
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	2,269,000	2,289,453
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,444,000	4,512,038
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,724,000	1,726,705
Graham Packaging Company, Inc. (A)	7.125	08-15-28	358,000	357,185
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	7,934,000	8,033,175
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	14

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp. (A)	6.125	02-01-28	1,924,000	$1,956,483
Sealed Air Corp. (A)	6.875	07-15-33	3,213,000	3,382,646
Trivium Packaging Finance BV (A)	8.250	07-15-30	937,000	986,465
Trivium Packaging Finance BV (A)	12.250	01-15-31	427,000	455,209
Metals and mining 1.9%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	3,292,000	3,223,654
Amsted Industries, Inc. (A)	6.375	03-15-33	1,434,000	1,483,573
Champion Iron Canada, Inc. (A)	7.875	07-15-32	1,101,000	1,159,497
Cleveland-Cliffs, Inc. (A)(B)	7.000	03-15-32	4,345,000	4,453,825
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	4,362,000	4,561,958
Commercial Metals Company (A)	5.750	11-15-33	847,000	866,167
Fortescue Treasury Pty, Ltd. (A)	4.500	09-15-27	2,307,000	2,299,816
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30	2,104,000	2,173,286
Kaiser Aluminum Corp. (A)	5.875	03-01-34	2,226,000	2,218,645
Midwest Vanadium Proprietary, Ltd. (A)(D)	13.250	02-15-18	1,951,648	11,827
Northwest Acquisitions ULC (A)(D)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	3,896,000	3,748,351
Novelis Corp. (A)	6.375	08-15-33	2,269,000	2,289,623
Paper and forest products 0.4%
Magnera Corp. (A)	7.250	11-15-31	5,429,000	5,181,438
Real estate 3.0%				44,510,798
Health care REITs 0.4%
Diversified Healthcare Trust (B)	4.750	02-15-28	359,000	344,329
Diversified Healthcare Trust (A)(F)	6.266	01-15-26	1,766,000	1,752,339
Diversified Healthcare Trust (A)	7.250	10-15-30	846,000	859,967
MPT Operating Partnership LP	3.500	03-15-31	912,000	668,630
MPT Operating Partnership LP	4.625	08-01-29	644,000	542,351
MPT Operating Partnership LP (B)	5.000	10-15-27	990,000	956,784
MPT Operating Partnership LP (A)	8.500	02-15-32	1,523,000	1,609,482
Hotel and resort REITs 0.5%
Service Properties Trust	3.950	01-15-28	283,000	266,518
Service Properties Trust	4.950	10-01-29	552,000	468,804
Service Properties Trust	5.500	12-15-27	436,000	427,087
Service Properties Trust (A)(F)	6.410	09-30-27	570,000	507,843
Service Properties Trust	8.375	06-15-29	676,000	664,042
Service Properties Trust (A)	8.625	11-15-31	974,000	1,022,442
Service Properties Trust	8.875	06-15-32	487,000	469,045
XHR LP (A)	6.625	05-15-30	3,017,000	3,092,416
Real estate management and development 0.7%
Anywhere Real Estate Group LLC (A)	5.250	04-15-30	597,000	556,412
15	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	1,943,471	$1,951,698
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	2,779,000	3,018,981
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)(D)	13.000	09-12-30	1,764,910	617,719
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,134,106
Specialized REITs 1.4%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,982,000	3,832,982
Iron Mountain, Inc. (A)	4.875	09-15-29	8,669,000	8,564,932
Millrose Properties, Inc. (A)	6.375	08-01-30	1,491,000	1,521,011
Outfront Media Capital LLC (A)	4.250	01-15-29	2,249,000	2,185,094
Outfront Media Capital LLC (A)	7.375	02-15-31	2,602,000	2,757,485
Uniti Group LP (A)	6.500	02-15-29	1,383,000	1,312,694
Uniti Group LP (A)	8.625	06-15-32	423,000	405,605
Utilities 2.9%				42,179,290
Electric utilities 1.1%
NRG Energy, Inc. (A)	3.625	02-15-31	5,973,000	5,589,827
NRG Energy, Inc. (A)	5.750	01-15-34	5,661,000	5,706,384
VoltaGrid LLC (A)	7.375	11-01-30	2,781,000	2,773,454
XPLR Infrastructure Operating Partners LP (A)	7.750	04-15-34	1,694,000	1,722,310
Independent power and renewable electricity producers 1.8%
Alpha Generation LLC (A)	6.250	01-15-34	1,114,000	1,115,748
Alpha Generation LLC (A)	6.750	10-15-32	2,125,000	2,187,027
Calpine Corp. (A)	4.500	02-15-28	2,384,000	2,379,198
ContourGlobal Power Holdings SA (A)	6.750	02-28-30	4,589,000	4,720,934
Lightning Power LLC (A)	7.250	08-15-32	3,547,000	3,763,991
Talen Energy Supply LLC (A)	6.250	02-01-34	4,232,000	4,312,086
Talen Energy Supply LLC (A)	8.625	06-01-30	4,623,000	4,901,023

The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)	7.600	01-15-55	2,948,000	3,007,308
Term loans (G) 1.8%				$26,298,978
(Cost $32,116,683)
Communication services 1.2%				17,989,378
Interactive media and services 1.0%
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	14,371,000	14,233,326
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	16

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.2%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.878	02-19-30	4,362,430	$3,756,052
Consumer discretionary 0.5%				6,935,952
Hotels, restaurants and leisure 0.5%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.125	06-29-29	7,667,000	6,935,952
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (D)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (D)(E)	0.000	06-06-21	1,618,638	0
Materials 0.1%				1,373,648
Chemicals 0.1%
Trinseo Holding Sarl, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.584	05-03-28	5,669,790	859,937
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (E)	10.000	12-31-27	525,052	513,711
Collateralized mortgage obligations 0.1%				$1,300,523
(Cost $0)
Commercial and residential 0.1%				1,300,523
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	29,019,152	451,671
Series 2007-4, Class ES IO	0.350	07-19-37	29,993,533	461,735

Series 2007-6, Class ES IO (A)	0.343	08-19-37	32,806,281	387,117
Asset-backed securities 0.4%				$5,916,523
(Cost $5,472,059)
Asset-backed securities 0.4%				5,916,523
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,107,287	4,046,543
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	1,810,921	1,869,980

17	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.1%		$1,528,972
(Cost $8,514,513)
Communication services 0.1%		1,506,970
Media 0.1%
Altice France Lux 3 (H)	83,562	1,506,970
Granite Broadcasting Corp. (E)(H)	11,688	0
New Cotai, Inc., Class B (E)(H)(I)	11	0
Energy 0.0%		22,002
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(H)	2,560	0
Oil, gas and consumable fuels 0.0%
KCAD Holdings I, Ltd. (E)(H)(I)	752,218,031	752
MWO Holdings LLC (E)(H)	1,134	0

Permian Production (E)(H)	35,417	21,250
Preferred securities 0.4%		$6,418,849
(Cost $9,675,937)
Financials 0.4%		5,669,784
Insurance 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	224,813	5,669,784
Industrials 0.0%		749,065
Construction and engineering 0.0%
Glasstech, Inc., Series A (E)(H)(I)	143	131,560

Glasstech, Inc., Series B (E)(H)(I)	4,475	617,505
Escrow shares 0.0%		$5,890
(Cost $0)
Arctic Canadian Diamonds Holding Units (E)(H)	518	5,890

	Par value^	Value
Escrow certificates 0.0%		$25,256
(Cost $0)
Green Field Energy Services, Inc. (E)(H)	250,000	0
Green Field Energy Services, Inc. (E)(H)	6,000	0
Magellan Health, Inc. (E)(H)	4,380,000	0
Par Pharmaceutical, Inc. (E)(H)	770,000	25,256

	Yield (%)	Shares	Value
Short-term investments 3.0%			$43,766,823
(Cost $43,767,762)
Short-term funds 3.0%			43,766,823
John Hancock Collateral Trust (J)	3.9009(K)	4,375,326	43,766,823

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	18

Total investments (Cost $1,497,882,874) 100.7%	$1,475,578,129
Other assets and liabilities, net (0.7%)	(10,678,903)
Total net assets 100.0%	$1,464,899,226

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,225,495,697 or 83.7% of the fund’s net assets as of 11-30-25.
(B)	All or a portion of this security is on loan as of 11-30-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $43,105,463.
(K)	The rate shown is the annualized seven-day yield as of 11-30-25.
The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	88.9%
Luxembourg	2.7%
Canada	2.4%
Japan	1.6%
United Kingdom	1.0%
France	1.0%
Other countries	2.4%
TOTAL	100.0%
19	JOHN HANCOCK HIGH YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	303,648	EUR	260,000	RBC	12/17/2025	$1,707	—
						$1,707	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $1,501,883,234. Net unrealized depreciation aggregated to $26,303,398, of which $30,180,564 related to gross unrealized appreciation and $56,483,962 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD FUND	20

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,454,115,112) including $41,434,900 of securities loaned	$1,431,811,306
Affiliated investments, at value (Cost $43,767,762)	43,766,823
Total investments, at value (Cost $1,497,882,874)	1,475,578,129
Unrealized appreciation on forward foreign currency contracts	1,707
Cash	26,615
Foreign currency, at value (Cost $12,328)	12,793
Interest receivable	26,476,958
Receivable for fund shares sold	563,784
Receivable for investments sold	10,737,579
Receivable for securities lending income	35,693
Other assets	114,375
Total assets	1,513,547,633
Liabilities
Distributions payable	268,502
Payable for investments purchased	4,119,319
Payable for fund shares repurchased	921,596
Payable upon return of securities loaned	43,106,653
Payable to affiliates
Accounting and legal services fees	48,054
Transfer agent fees	33,807
Trustees’ fees	1,937
Other liabilities and accrued expenses	148,539
Total liabilities	48,648,407
Net assets	$1,464,899,226
Net assets consist of
Paid-in capital	$2,215,952,240
Total distributable earnings (loss)	(751,053,014)
Net assets	$1,464,899,226
21	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($231,304,190 ÷ 75,276,225 shares)[1]	$3.07
Class C ($3,461,060 ÷ 1,126,579 shares)[1]	$3.07
Class I ($133,656,585 ÷ 43,485,297 shares)	$3.07
Class R6 ($248,157,272 ÷ 80,918,766 shares)	$3.07
Class NAV ($848,320,119 ÷ 276,435,705 shares)	$3.07
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	22

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$50,070,885
Dividends from affiliated investments	516,677
Dividends	272,920
Securities lending	171,516
Total investment income	51,031,998
Expenses
Investment management fees	3,550,906
Distribution and service fees	309,333
Accounting and legal services fees	140,007
Transfer agent fees	202,691
Trustees’ fees	16,289
Custodian fees	87,204
State registration fees	41,324
Printing and postage	27,488
Professional fees	86,483
Other	33,310
Total expenses	4,495,035
Less expense reductions	(69,729)
Net expenses	4,425,306
Net investment income	46,606,692
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,993,489
Affiliated investments	6,182
Forward foreign currency contracts	(162,172)
5,837,499
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,155,885
Affiliated investments	(2,250)
Forward foreign currency contracts	127,750
11,281,385
Net realized and unrealized gain	17,118,884
Increase in net assets from operations	$63,725,576
23	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$46,606,692	$79,920,914
Net realized gain	5,837,499	2,878,616
Change in net unrealized appreciation (depreciation)	11,281,385	12,111,166
Increase in net assets resulting from operations	63,725,576	94,910,696
Distributions to shareholders
From earnings
Class A	(7,388,931)	(14,389,146)
Class C	(99,322)	(230,230)
Class I	(4,121,419)	(6,575,146)
Class R6	(8,243,983)	(6,917,291)
Class NAV	(28,025,975)	(52,931,177)
Total distributions	(47,879,630)	(81,042,990)
From fund share transactions
Fund share transactions	50,974,290	(11,872,937)
Issued in reorganization	—	193,053,080
From fund share transactions	50,974,290	181,180,143
Total increase	66,820,236	195,047,849
Net assets
Beginning of period	1,398,078,990	1,203,031,141
End of period	$1,464,899,226	$1,398,078,990
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	24

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[2]	0.09	0.18	0.17	0.16	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.04	0.04	0.09	(0.18)	(0.33)	0.29
Total from investment operations	0.13	0.22	0.26	(0.02)	(0.18)	0.45
Less distributions
From net investment income	(0.10)	(0.18)	(0.18)	(0.17)	(0.16)	(0.16)
Net asset value, end of period	$3.07	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[3,4]	4.23[5]	7.65	9.12	(0.36)	(5.39)	14.51
Ratios and supplemental data
Net assets, end of period (in millions)	$231	$232	$237	$235	$260	$288
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.92	0.93	0.93	0.91	0.92
Expenses including reductions	0.90[6]	0.91	0.92	0.92	0.90	0.91
Net investment income	6.16[6]	5.97	5.81	5.59	4.60	4.71
Portfolio turnover (%)	33	54[7]	47	39	43	74

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
25	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[2]	0.08	0.16	0.15	0.14	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.04	0.04	0.09	(0.18)	(0.33)	0.30
Total from investment operations	0.12	0.20	0.24	(0.04)	(0.20)	0.43
Less distributions
From net investment income	(0.09)	(0.16)	(0.16)	(0.15)	(0.14)	(0.14)
Net asset value, end of period	$3.07	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[3,4]	3.84[5]	6.85	8.31	(1.11)	(6.09)	13.66
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$7	$14	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[6]	1.67	1.68	1.68	1.66	1.67
Expenses including reductions	1.65[6]	1.66	1.67	1.67	1.65	1.66
Net investment income	5.41[6]	5.20	5.06	4.79	3.83	3.95
Portfolio turnover (%)	33	54[7]	47	39	43	74

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	26

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.04	$3.00	$2.92	$3.11	$3.45	$3.16
Net investment income[2]	0.10	0.19	0.18	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.03	0.04	0.09	(0.18)	(0.33)	0.29
Total from investment operations	0.13	0.23	0.27	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.10)	(0.19)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.07	$3.04	$3.00	$2.92	$3.11	$3.45
Total return (%)[3]	4.36[4]	7.92	9.39	(0.11)	(5.15)	14.79
Ratios and supplemental data
Net assets, end of period (in millions)	$134	$118	$106	$101	$97	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.67	0.68	0.68	0.66	0.67
Expenses including reductions	0.65[5]	0.66	0.67	0.67	0.65	0.66
Net investment income	6.40[5]	6.21	6.04	5.80	4.83	4.94
Portfolio turnover (%)	33	54[6]	47	39	43	74

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
27	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.03	$2.99	$2.92	$3.11	$3.45	$3.16
Net investment income[2]	0.10	0.20	0.18	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.04	0.04	0.08	(0.18)	(0.34)	0.29
Total from investment operations	0.14	0.24	0.26	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.10)	(0.20)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.07	$3.03	$2.99	$2.92	$3.11	$3.45
Total return (%)[3]	4.76[4]	8.04	9.16	0.00[5]	(5.05)	14.91
Ratios and supplemental data
Net assets, end of period (in millions)	$248	$237	$41	$33	$34	$31
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[6]	0.57	0.57	0.57	0.55	0.56
Expenses including reductions	0.55[6]	0.56	0.56	0.56	0.54	0.55
Net investment income	6.51[6]	6.59	6.17	5.95	4.95	5.06
Portfolio turnover (%)	33	54[7]	47	39	43	74

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Fund	28

CLASS NAV SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$3.03	$2.99	$2.92	$3.11	$3.45	$3.16
Net investment income[2]	0.10	0.19	0.18	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.04	0.05	0.08	(0.18)	(0.34)	0.29
Total from investment operations	0.14	0.24	0.26	(0.01)	(0.17)	0.46
Less distributions
From net investment income	(0.10)	(0.20)	(0.19)	(0.18)	(0.17)	(0.17)
Net asset value, end of period	$3.07	$3.03	$2.99	$2.92	$3.11	$3.45
Total return (%)[3]	4.76[4]	8.05	9.16	0.00[5]	(5.05)	14.93
Ratios and supplemental data
Net assets, end of period (in millions)	$848	$807	$814	$782	$884	$1,051
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[6]	0.56	0.56	0.56	0.54	0.55
Expenses including reductions	0.54[6]	0.55	0.55	0.55	0.53	0.54
Net investment income	6.52[6]	6.34	6.19	5.96	4.96	5.08
Portfolio turnover (%)	33	54[7]	47	39	43	74

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than 1%.
[6]	Annualized.
[7]	Excludes reorganization activity.
29	JOHN HANCOCK High Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK High Yield Fund	30

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$1,390,316,315	—	$1,390,316,315	—
Term loans	26,298,978	—	25,785,267	$513,711
Collateralized mortgage obligations	1,300,523	—	1,300,523	—
Asset-backed securities	5,916,523	—	5,916,523	—
Common stocks	1,528,972	—	1,506,970	22,002
Preferred securities	6,418,849	$5,669,784	—	749,065
Escrow shares	5,890	—	—	5,890
Escrow certificates	25,256	—	—	25,256
Short-term investments	43,766,823	43,766,823	—	—
Total investments in securities	$1,475,578,129	$49,436,607	$1,424,825,598	$1,315,924
Derivatives:
Assets
Forward foreign currency contracts	$1,707	—	$1,707	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
31	JOHN HANCOCK High Yield Fund |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK High Yield Fund	32

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2025, the fund loaned securities valued at $41,434,900 and received $43,106,653 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $4,386.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
33	JOHN HANCOCK High Yield Fund |

For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $14,826,960 and a long-term capital loss carryforward of $729,089,830 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules in relation to previous mergers, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the
| JOHN HANCOCK High Yield Fund	34

U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging from $304,000 to $6.1 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$1,707	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(162,172)
35	JOHN HANCOCK High Yield Fund |

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$127,750
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s aggregate average daily net assets, (b) 0.5625% of the next $75 million of the fund’s aggregate average daily net assets, (c) 0.5000% of the next $350 million of the fund’s aggregate average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s aggregate average daily net assets and (e) 0.4500% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and High Yield Trust, a series of John Hancock Variable Insurance Trust. Prior to February 8, 2025, the management fee was not aggregated with the net assets of High Yield Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK High Yield Fund	36

For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,253
Class C	171
Class I	6,032
Class	Expense reduction
Class R6	$11,893
Class NAV	40,380
Total	$69,729

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $96,745 for the six months ended November 30, 2025. Of this amount, $13,548 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $83,197 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $1,061 and $38 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
37	JOHN HANCOCK High Yield Fund |

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$291,559	$126,009
Class C	17,774	1,919
Class I	—	67,730
Class R6	—	7,033
Total	$309,333	$202,691
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,245,885	$28,433,719	18,824,677	$57,387,212
Distributions reinvested	2,273,044	6,993,358	4,454,083	13,591,135
Repurchased	(12,467,307)	(38,320,177)	(26,127,700)	(79,565,626)
Net decrease	(948,378)	$(2,893,100)	(2,848,940)	$(8,587,279)
Class C shares
Sold	12,447	$38,296	108,868	$329,597
Distributions reinvested	32,281	99,315	75,317	229,795
Repurchased	(146,016)	(447,705)	(466,872)	(1,418,722)
Net decrease	(101,288)	$(310,094)	(282,687)	$(859,330)
Class I shares
Sold	9,609,273	$29,528,340	18,760,524	$57,160,246
Distributions reinvested	985,005	3,030,447	1,708,138	5,212,588
Repurchased	(6,047,114)	(18,573,698)	(16,812,139)	(51,329,904)
Net increase	4,547,164	$13,985,089	3,656,523	$11,042,930
| JOHN HANCOCK High Yield Fund	38

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	9,080,545	$27,814,683	9,952,235	$30,293,123
Issued in reorganization (Note 11)	—	—	63,113,992	193,053,080
Distributions reinvested	2,684,693	8,242,052	2,278,745	6,913,897
Repurchased	(9,128,005)	(27,956,712)	(10,916,330)	(33,005,345)
Net increase	2,637,233	$8,100,023	64,428,642	$197,254,755
Class NAV shares
Sold	9,029,542	$27,706,254	21,536,544	$65,610,345
Distributions reinvested	9,123,943	28,025,975	17,379,696	52,931,177
Repurchased	(7,718,268)	(23,639,857)	(44,853,893)	(136,212,455)
Net increase (decrease)	10,435,217	$32,092,372	(5,937,653)	$(17,670,933)
Total net increase	16,569,948	$50,974,290	59,015,885	$181,180,143
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $534,882,091 and $468,334,083, respectively, for the six months ended November 30, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2025, funds within the John Hancock group of funds complex held 56.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	12.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
39	JOHN HANCOCK High Yield Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,375,326	$99,803,635	$371,979,443	$(428,020,187)	$6,182	$(2,250)	$688,193	—	$43,766,823

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$131,560
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.0%[1]	617,505
KCAD Holdings I, Ltd.	3-21-11[2]	6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	752
New Cotai, Inc., Class B	4-12-13[2]	0	11	—	—	11	0.0%	0
								$749,817

[1]	Less than 0.05%.
[2]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II High Yield Fund which took place after market close on 2-7-25.
Note 11—Reorganization
On January 15, 2025, the shareholders of John Hancock Funds II High Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 7, 2025. The following outlines the reorganization:
| JOHN HANCOCK High Yield Fund	40

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Depreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock High Yield Fund	John Hancock Funds II High Yield Fund	$193,053,080	($13,764,332)	27,487,635	63,113,992	$1,215,773,879	$1,408,826,959
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 12—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
41	JOHN HANCOCK High Yield Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	757,585,919	28,360,725
Christine L. Hurtsellers	758,739,462	27,207,182
Kenneth J. Phelan	757,171,748	28,774,895
Thomas R. Wright	758,531,633	27,415,011

Non-Independent Trustee
Kristie M. Feinberg	759,537,855	26,371,367
| JOHN HANCOCK HIGH YIELD FUND	42

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
43	JOHN HANCOCK HIGH YIELD FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK HIGH YIELD FUND	44

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and its peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of
45	JOHN HANCOCK HIGH YIELD FUND |

the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK HIGH YIELD FUND	46

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
47	JOHN HANCOCK HIGH YIELD FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK HIGH YIELD FUND	48

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5026009	57SA 11/25
1/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Investment Grade Bond Fund
Fixed income
November 30, 2025

John Hancock
Investment Grade Bond Fund

2	Fund’s investments
34	Financial statements
38	Financial highlights
44	Notes to financial statements
55	Shareholder meeting
56	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 55.4%				$2,074,114,249
(Cost $2,076,221,077)
U.S. Government 16.6%				620,940,854
U.S. Treasury
Bond	1.375	08-15-50	91,427,000	46,502,772
Bond	1.625	11-15-50	59,116,000	32,093,522
Bond	2.000	02-15-50	69,246,000	41,872,191
Bond	3.375	11-15-48	6,119,000	4,966,429
Bond	4.000	11-15-42	4,071,000	3,804,636
Bond	4.625	11-15-44	20,108,000	20,115,855
Bond	4.750	11-15-43	43,726,000	44,624,433
Bond	4.750	02-15-45	1,979,000	2,010,231
Bond	4.750	08-15-55	107,136,000	108,475,193
Bond	4.875	08-15-45	46,988,000	48,456,375
Note	3.625	10-31-30	89,501,000	89,577,915
Note	3.750	10-31-32	48,271,000	48,157,865
Note	3.875	07-15-28	15,682,000	15,831,469
Note	4.000	07-31-32	796,000	806,852
Note	4.000	11-15-35	46,231,000	46,158,764
Note	4.250	06-30-31	65,563,000	67,486,352
U.S. Government Agency 38.8%				1,453,173,395
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	6,270,749	5,829,626
15 Yr Pass Thru	4.000	08-01-37	2,449,156	2,435,512
15 Yr Pass Thru	4.000	08-01-37	1,370,793	1,361,872
15 Yr Pass Thru	4.000	08-01-37	2,120,429	2,102,653
15 Yr Pass Thru	4.000	11-01-37	4,453,373	4,418,822
15 Yr Pass Thru	4.500	12-01-37	984,866	988,707
15 Yr Pass Thru	4.500	01-01-38	675,496	677,708
15 Yr Pass Thru	4.500	02-01-38	5,693,714	5,712,361
30 Yr Pass Thru	2.500	08-01-51	5,474,579	4,751,693
30 Yr Pass Thru	2.500	11-01-51	4,280,165	3,708,306
30 Yr Pass Thru	2.500	12-01-51	1,377,489	1,188,282
30 Yr Pass Thru	3.000	03-01-43	200,538	187,042
30 Yr Pass Thru	3.000	03-01-43	1,642,783	1,528,925
30 Yr Pass Thru	3.000	04-01-43	686,361	638,796
30 Yr Pass Thru	3.000	12-01-45	571,206	525,751
30 Yr Pass Thru	3.000	10-01-46	589,703	543,302
30 Yr Pass Thru	3.000	10-01-46	486,813	446,226
30 Yr Pass Thru	3.000	12-01-46	1,729,646	1,584,902
30 Yr Pass Thru	3.000	12-01-46	460,968	424,697
30 Yr Pass Thru	3.000	04-01-47	315,837	289,407
30 Yr Pass Thru	3.000	04-01-47	3,892,219	3,533,194
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	09-01-49	4,137,382	$3,746,692
30 Yr Pass Thru	3.000	10-01-49	2,925,047	2,651,579
30 Yr Pass Thru	3.000	10-01-49	1,583,827	1,434,267
30 Yr Pass Thru	3.000	12-01-49	5,885,390	5,335,154
30 Yr Pass Thru	3.000	12-01-49	4,819,370	4,340,184
30 Yr Pass Thru	3.000	01-01-50	9,327,868	8,447,044
30 Yr Pass Thru	3.000	02-01-50	5,052,933	4,550,523
30 Yr Pass Thru	3.000	08-01-50	22,336,060	19,877,881
30 Yr Pass Thru	3.000	11-01-50	2,097,783	1,889,202
30 Yr Pass Thru	3.000	02-01-52	6,328,845	5,689,684
30 Yr Pass Thru	3.000	06-01-52	7,494,717	6,744,838
30 Yr Pass Thru	3.500	02-01-42	464,079	444,197
30 Yr Pass Thru	3.500	04-01-44	274,635	262,330
30 Yr Pass Thru	3.500	12-01-44	1,164,881	1,105,551
30 Yr Pass Thru	3.500	07-01-46	528,827	501,052
30 Yr Pass Thru	3.500	10-01-46	754,125	704,148
30 Yr Pass Thru	3.500	11-01-46	627,061	591,971
30 Yr Pass Thru	3.500	12-01-46	324,325	306,581
30 Yr Pass Thru	3.500	01-01-47	2,436,389	2,307,663
30 Yr Pass Thru	3.500	02-01-47	535,136	507,531
30 Yr Pass Thru	3.500	02-01-47	337,184	319,369
30 Yr Pass Thru	3.500	04-01-47	416,643	394,629
30 Yr Pass Thru	3.500	08-01-47	5,620,795	5,233,350
30 Yr Pass Thru	3.500	11-01-48	1,934,735	1,828,281
30 Yr Pass Thru	3.500	06-01-49	11,502	10,802
30 Yr Pass Thru	3.500	06-01-49	348,431	326,374
30 Yr Pass Thru	3.500	12-01-49	3,545,600	3,293,444
30 Yr Pass Thru	3.500	03-01-52	2,514,273	2,348,819
30 Yr Pass Thru	3.500	03-01-52	10,959,466	10,204,023
30 Yr Pass Thru	3.500	03-01-52	3,474,966	3,245,208
30 Yr Pass Thru	3.500	04-01-52	25,997,512	24,278,606
30 Yr Pass Thru	3.500	06-01-52	6,322,811	5,928,469
30 Yr Pass Thru	3.500	07-01-52	2,866,277	2,669,599
30 Yr Pass Thru	3.500	07-01-52	5,511,831	5,135,342
30 Yr Pass Thru	3.500	07-01-52	4,176,396	3,889,819
30 Yr Pass Thru	4.000	12-01-40	198,915	196,292
30 Yr Pass Thru	4.000	01-01-41	263,816	260,236
30 Yr Pass Thru	4.000	01-01-41	220,689	217,639
30 Yr Pass Thru	4.000	11-01-43	590,237	577,442
30 Yr Pass Thru	4.000	02-01-44	34,751	34,063
30 Yr Pass Thru	4.000	07-01-45	1,313,197	1,287,797
30 Yr Pass Thru	4.000	12-01-46	330,622	322,594
30 Yr Pass Thru	4.000	06-01-47	313,699	306,179
30 Yr Pass Thru	4.000	03-01-48	328,235	319,444
3	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-01-48	283,052	$274,763
30 Yr Pass Thru	4.000	08-01-49	9,238,857	8,885,762
30 Yr Pass Thru	4.000	05-01-52	211,033	203,891
30 Yr Pass Thru	4.000	05-01-52	14,799,846	14,201,844
30 Yr Pass Thru	4.000	06-01-52	8,777,785	8,423,109
30 Yr Pass Thru	4.000	06-01-52	7,134,412	6,859,516
30 Yr Pass Thru	4.000	08-01-52	15,935,976	15,321,947
30 Yr Pass Thru	4.000	08-01-52	9,752,355	9,376,587
30 Yr Pass Thru	4.000	08-01-52	4,865,186	4,668,604
30 Yr Pass Thru	4.000	08-01-52	23,377,975	22,462,587
30 Yr Pass Thru	4.000	08-01-52	2,300,528	2,207,573
30 Yr Pass Thru	4.000	09-01-52	23,855,819	22,772,622
30 Yr Pass Thru	4.000	04-01-53	2,876,762	2,766,816
30 Yr Pass Thru	4.000	04-01-53	3,096,792	2,975,534
30 Yr Pass Thru	4.500	02-01-41	155,038	156,322
30 Yr Pass Thru	4.500	03-01-47	531,694	532,126
30 Yr Pass Thru	4.500	06-01-52	4,088,420	4,046,141
30 Yr Pass Thru	4.500	07-01-52	1,881,477	1,860,845
30 Yr Pass Thru	4.500	07-01-52	2,723,026	2,693,166
30 Yr Pass Thru	4.500	08-01-52	1,061,137	1,050,496
30 Yr Pass Thru	4.500	08-01-52	5,367,017	5,311,517
30 Yr Pass Thru	4.500	08-01-52	4,552,354	4,505,278
30 Yr Pass Thru	4.500	09-01-52	2,861,980	2,829,702
30 Yr Pass Thru	4.500	09-01-52	3,197,049	3,164,987
30 Yr Pass Thru	4.500	09-01-52	11,385,941	11,268,199
30 Yr Pass Thru	4.500	10-01-52	11,603,019	11,479,406
30 Yr Pass Thru	4.500	10-01-52	4,127,583	4,081,030
30 Yr Pass Thru	4.500	12-01-52	2,736,839	2,705,971
30 Yr Pass Thru	4.500	12-01-52	10,568,027	10,481,860
30 Yr Pass Thru	4.500	02-01-53	10,887,870	10,754,864
30 Yr Pass Thru	4.500	04-01-53	2,549,522	2,522,360
30 Yr Pass Thru	4.500	04-01-53	8,572,274	8,459,518
30 Yr Pass Thru	4.500	08-01-53	8,114,197	8,027,753
30 Yr Pass Thru	4.500	08-01-53	3,237,377	3,201,876
30 Yr Pass Thru	4.500	02-01-54	4,364,659	4,315,432
30 Yr Pass Thru	5.000	07-01-52	7,706,924	7,789,307
30 Yr Pass Thru	5.000	08-01-52	4,083,522	4,105,479
30 Yr Pass Thru	5.000	08-01-52	12,920,397	13,046,396
30 Yr Pass Thru	5.000	09-01-52	15,250,515	15,299,155
30 Yr Pass Thru	5.000	10-01-52	5,755,229	5,786,175
30 Yr Pass Thru	5.000	10-01-52	548,492	553,840
30 Yr Pass Thru	5.000	11-01-52	3,506,681	3,525,536
30 Yr Pass Thru	5.000	12-01-52	8,991,532	9,039,879
30 Yr Pass Thru	5.000	02-01-53	6,567,962	6,607,382
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-53	10,013,078	$10,098,208
30 Yr Pass Thru	5.000	06-01-53	2,839,608	2,853,101
30 Yr Pass Thru	5.000	07-01-53	14,748,012	14,868,790
30 Yr Pass Thru	5.000	07-01-53	9,711,350	9,773,734
30 Yr Pass Thru	5.000	07-01-53	5,582,152	5,627,867
30 Yr Pass Thru	5.000	08-01-53	6,985,206	7,044,594
30 Yr Pass Thru	5.000	08-01-53	3,790,099	3,822,322
30 Yr Pass Thru	5.000	04-01-54	10,643,656	10,734,148
30 Yr Pass Thru	5.000	12-01-54	4,994,542	5,033,884
30 Yr Pass Thru	5.500	06-01-53	4,027,647	4,132,884
30 Yr Pass Thru	5.500	07-01-53	4,538,371	4,656,952
30 Yr Pass Thru	5.500	09-01-53	8,298,003	8,514,818
30 Yr Pass Thru	5.500	11-01-54	14,681,075	15,032,555
30 Yr Pass Thru	5.500	01-01-55	3,265,565	3,334,561
30 Yr Pass Thru	5.500	02-01-55	6,081,763	6,225,465
30 Yr Pass Thru	5.500	04-01-55	7,713,506	7,890,944
30 Yr Pass Thru	5.500	05-01-55	8,513,333	8,725,132
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	9,509,663	8,819,892
15 Yr Pass Thru	2.000	06-01-36	6,285,161	5,829,275
15 Yr Pass Thru	2.000	04-01-37	6,407,294	5,956,565
15 Yr Pass Thru	2.500	01-01-35	3,594,294	3,430,355
15 Yr Pass Thru	2.500	08-01-35	5,282,165	5,028,035
15 Yr Pass Thru	2.500	05-01-36	8,109,113	7,718,974
15 Yr Pass Thru	3.000	07-01-27	17,046	16,889
15 Yr Pass Thru	3.000	03-01-28	131,485	130,044
15 Yr Pass Thru	3.000	03-01-33	4,578,856	4,471,047
15 Yr Pass Thru	3.500	06-01-34	153,133	150,858
15 Yr Pass Thru	4.000	09-01-37	4,033,408	4,010,938
15 Yr Pass Thru	4.000	10-01-37	3,375,897	3,350,761
15 Yr Pass Thru	4.000	01-01-38	1,797,949	1,781,753
15 Yr Pass Thru	4.500	11-01-37	4,975,838	4,995,244
15 Yr Pass Thru	4.500	12-01-37	1,661,964	1,668,446
30 Yr Pass Thru	2.000	09-01-50	7,085,220	5,891,539
30 Yr Pass Thru	2.000	10-01-50	889,612	741,959
30 Yr Pass Thru	2.000	12-01-50	3,213,301	2,637,799
30 Yr Pass Thru	2.000	12-01-50	18,648,517	15,413,470
30 Yr Pass Thru	2.000	03-01-51	6,183,975	5,157,591
30 Yr Pass Thru	2.000	07-01-51	2,453,663	2,015,746
30 Yr Pass Thru	2.000	02-01-52	20,539,185	16,892,714
30 Yr Pass Thru	2.500	07-01-50	413,895	360,536
30 Yr Pass Thru	2.500	08-01-50	1,843,032	1,603,126
30 Yr Pass Thru	2.500	09-01-50	764,423	664,202
30 Yr Pass Thru	2.500	09-01-50	1,958,732	1,703,766
5	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	10-01-50	693,810	$607,400
30 Yr Pass Thru	2.500	12-01-50	40,480	35,059
30 Yr Pass Thru	2.500	07-01-51	16,104,342	13,897,335
30 Yr Pass Thru	2.500	08-01-51	2,609,495	2,263,296
30 Yr Pass Thru	2.500	08-01-51	3,798,836	3,291,286
30 Yr Pass Thru	2.500	08-01-51	13,053,609	11,232,053
30 Yr Pass Thru	2.500	09-01-51	13,051,597	11,307,816
30 Yr Pass Thru	2.500	10-01-51	1,961,160	1,699,136
30 Yr Pass Thru	2.500	11-01-51	11,995,698	10,419,233
30 Yr Pass Thru	2.500	01-01-52	4,675,593	4,040,675
30 Yr Pass Thru	2.500	03-01-52	24,327,893	21,009,102
30 Yr Pass Thru	3.000	12-01-42	436,222	406,144
30 Yr Pass Thru	3.000	04-01-43	1,435,461	1,327,726
30 Yr Pass Thru	3.000	12-01-45	1,076,864	985,501
30 Yr Pass Thru	3.000	08-01-46	672,349	615,583
30 Yr Pass Thru	3.000	10-01-46	781,965	719,610
30 Yr Pass Thru	3.000	01-01-47	918,927	843,066
30 Yr Pass Thru	3.000	02-01-47	495,575	456,057
30 Yr Pass Thru	3.000	10-01-47	1,106,575	1,012,802
30 Yr Pass Thru	3.000	12-01-47	4,063,441	3,688,622
30 Yr Pass Thru	3.000	11-01-48	796,724	727,466
30 Yr Pass Thru	3.000	11-01-48	3,309,423	3,003,122
30 Yr Pass Thru	3.000	12-01-48	501,788	455,502
30 Yr Pass Thru	3.000	09-01-49	2,806,675	2,527,610
30 Yr Pass Thru	3.000	09-01-49	1,607,008	1,432,158
30 Yr Pass Thru	3.000	10-01-49	586,354	528,053
30 Yr Pass Thru	3.000	10-01-49	922,816	835,675
30 Yr Pass Thru	3.000	10-01-49	1,979,932	1,794,824
30 Yr Pass Thru	3.000	11-01-49	8,328,960	7,542,462
30 Yr Pass Thru	3.000	11-01-49	1,510,671	1,346,303
30 Yr Pass Thru	3.000	11-01-49	1,078,263	976,443
30 Yr Pass Thru	3.000	11-01-49	778,367	704,867
30 Yr Pass Thru	3.000	02-01-50	5,814,246	5,181,631
30 Yr Pass Thru	3.000	12-01-51	4,959,612	4,442,923
30 Yr Pass Thru	3.000	12-01-51	5,235,703	4,705,304
30 Yr Pass Thru	3.000	01-01-52	11,083,081	9,974,171
30 Yr Pass Thru	3.000	02-01-52	4,147,108	3,728,284
30 Yr Pass Thru	3.000	02-01-52	6,253,565	5,586,830
30 Yr Pass Thru	3.000	03-01-52	19,353,090	17,392,539
30 Yr Pass Thru	3.000	05-01-52	1,603,513	1,447,585
30 Yr Pass Thru	3.500	01-01-42	337,129	322,252
30 Yr Pass Thru	3.500	06-01-42	643,759	615,658
30 Yr Pass Thru	3.500	07-01-42	1,101,580	1,053,289
30 Yr Pass Thru	3.500	01-01-43	210,683	201,158
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-43	160,077	$152,381
30 Yr Pass Thru	3.500	06-01-43	731,508	697,901
30 Yr Pass Thru	3.500	07-01-43	724,202	690,172
30 Yr Pass Thru	3.500	07-01-43	123,468	117,693
30 Yr Pass Thru	3.500	03-01-44	1,393,600	1,332,102
30 Yr Pass Thru	3.500	10-01-44	1,238,497	1,165,381
30 Yr Pass Thru	3.500	01-01-45	1,328,028	1,258,658
30 Yr Pass Thru	3.500	04-01-45	258,619	244,686
30 Yr Pass Thru	3.500	04-01-45	1,858,151	1,757,175
30 Yr Pass Thru	3.500	07-01-46	593,154	558,755
30 Yr Pass Thru	3.500	07-01-47	1,493,703	1,413,147
30 Yr Pass Thru	3.500	11-01-47	1,267,556	1,195,235
30 Yr Pass Thru	3.500	12-01-47	759,549	715,026
30 Yr Pass Thru	3.500	01-01-48	1,414,175	1,331,279
30 Yr Pass Thru	3.500	03-01-48	752,762	712,400
30 Yr Pass Thru	3.500	05-01-48	510,477	474,492
30 Yr Pass Thru	3.500	06-01-49	4,954,647	4,658,022
30 Yr Pass Thru	3.500	09-01-49	2,142,281	2,004,655
30 Yr Pass Thru	3.500	10-01-49	1,442,922	1,350,224
30 Yr Pass Thru	3.500	01-01-50	4,044,938	3,785,078
30 Yr Pass Thru	3.500	03-01-50	4,271,706	3,961,236
30 Yr Pass Thru	3.500	04-01-50	5,894,379	5,528,600
30 Yr Pass Thru	3.500	06-01-50	3,869,616	3,621,020
30 Yr Pass Thru	3.500	09-01-50	8,505,930	7,959,482
30 Yr Pass Thru	3.500	02-01-51	10,970,177	10,265,419
30 Yr Pass Thru	3.500	03-01-51	6,548,456	6,123,670
30 Yr Pass Thru	3.500	02-01-52	2,081,213	1,956,615
30 Yr Pass Thru	3.500	03-01-52	1,760,448	1,650,652
30 Yr Pass Thru	3.500	04-01-52	2,802,500	2,611,074
30 Yr Pass Thru	3.500	04-01-52	2,485,165	2,320,074
30 Yr Pass Thru	3.500	04-01-52	10,157,192	9,514,185
30 Yr Pass Thru	3.500	05-01-52	3,500,321	3,262,323
30 Yr Pass Thru	3.500	05-01-52	8,200,150	7,614,408
30 Yr Pass Thru	3.500	08-01-52	8,332,287	7,763,145
30 Yr Pass Thru	3.500	09-01-52	4,906,968	4,567,194
30 Yr Pass Thru	3.500	09-01-52	3,895,198	3,612,092
30 Yr Pass Thru	3.500	12-01-52	6,192,534	5,792,771
30 Yr Pass Thru	3.500	08-01-53	3,855,726	3,608,022
30 Yr Pass Thru	4.000	09-01-40	732,209	721,636
30 Yr Pass Thru	4.000	12-01-40	385,239	379,642
30 Yr Pass Thru	4.000	01-01-41	154,745	152,450
30 Yr Pass Thru	4.000	09-01-41	433,891	427,095
30 Yr Pass Thru	4.000	09-01-41	232,648	228,927
30 Yr Pass Thru	4.000	09-01-41	673,011	663,359
7	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-41	462,634	$455,967
30 Yr Pass Thru	4.000	11-01-41	409,708	403,369
30 Yr Pass Thru	4.000	01-01-42	361,948	356,662
30 Yr Pass Thru	4.000	01-01-42	126,573	124,580
30 Yr Pass Thru	4.000	03-01-42	694,874	683,365
30 Yr Pass Thru	4.000	07-01-42	636,136	625,607
30 Yr Pass Thru	4.000	11-01-42	961,148	945,592
30 Yr Pass Thru	4.000	05-01-43	863,126	846,775
30 Yr Pass Thru	4.000	09-01-43	673,944	662,846
30 Yr Pass Thru	4.000	10-01-43	519,795	510,299
30 Yr Pass Thru	4.000	11-01-43	1,057,239	1,037,868
30 Yr Pass Thru	4.000	12-01-43	1,040,494	1,019,652
30 Yr Pass Thru	4.000	01-01-44	142,155	139,544
30 Yr Pass Thru	4.000	02-01-46	370,571	361,156
30 Yr Pass Thru	4.000	06-01-46	287,507	280,023
30 Yr Pass Thru	4.000	07-01-46	510,122	496,524
30 Yr Pass Thru	4.000	03-01-47	957,678	931,551
30 Yr Pass Thru	4.000	05-01-47	789,301	767,768
30 Yr Pass Thru	4.000	12-01-47	332,267	323,307
30 Yr Pass Thru	4.000	04-01-48	1,008,776	980,625
30 Yr Pass Thru	4.000	06-01-48	604,249	585,310
30 Yr Pass Thru	4.000	10-01-48	506,789	492,013
30 Yr Pass Thru	4.000	01-01-49	391,628	376,905
30 Yr Pass Thru	4.000	05-01-49	7,878,872	7,577,754
30 Yr Pass Thru	4.000	06-01-49	1,664,022	1,612,906
30 Yr Pass Thru	4.000	07-01-49	745,413	721,816
30 Yr Pass Thru	4.000	07-01-49	1,207,945	1,170,084
30 Yr Pass Thru	4.000	08-01-49	2,385,851	2,311,816
30 Yr Pass Thru	4.000	09-01-49	1,647,198	1,590,936
30 Yr Pass Thru	4.000	02-01-50	2,072,281	1,994,377
30 Yr Pass Thru	4.000	03-01-51	7,630,923	7,379,819
30 Yr Pass Thru	4.000	08-01-51	4,220,673	4,088,382
30 Yr Pass Thru	4.000	04-01-52	839,415	807,596
30 Yr Pass Thru	4.000	05-01-52	7,859,670	7,554,373
30 Yr Pass Thru	4.000	05-01-52	5,759,117	5,526,414
30 Yr Pass Thru	4.000	05-01-52	5,037,472	4,833,927
30 Yr Pass Thru	4.000	05-01-52	6,481,576	6,223,732
30 Yr Pass Thru	4.000	06-01-52	207,523	200,240
30 Yr Pass Thru	4.000	06-01-52	1,697,971	1,639,975
30 Yr Pass Thru	4.000	06-01-52	5,853,887	5,653,942
30 Yr Pass Thru	4.000	06-01-52	4,053,251	3,889,476
30 Yr Pass Thru	4.000	07-01-52	13,515,586	13,011,712
30 Yr Pass Thru	4.000	07-01-52	4,586,939	4,407,333
30 Yr Pass Thru	4.000	07-01-52	3,560,926	3,421,495
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-52	6,540,698	$6,278,458
30 Yr Pass Thru	4.000	10-01-52	7,312,935	7,028,875
30 Yr Pass Thru	4.000	10-01-52	7,808,314	7,445,908
30 Yr Pass Thru	4.500	08-01-40	695,310	700,252
30 Yr Pass Thru	4.500	08-01-40	154,188	155,279
30 Yr Pass Thru	4.500	12-01-40	111,017	111,773
30 Yr Pass Thru	4.500	05-01-41	121,464	122,322
30 Yr Pass Thru	4.500	05-01-41	212,767	214,147
30 Yr Pass Thru	4.500	06-01-41	1,042,839	1,050,141
30 Yr Pass Thru	4.500	07-01-41	809,399	815,104
30 Yr Pass Thru	4.500	11-01-41	167,691	168,860
30 Yr Pass Thru	4.500	12-01-41	563,523	567,363
30 Yr Pass Thru	4.500	02-01-42	408,053	410,709
30 Yr Pass Thru	4.500	05-01-42	300,232	302,342
30 Yr Pass Thru	4.500	04-01-48	722,122	721,198
30 Yr Pass Thru	4.500	07-01-48	669,200	666,463
30 Yr Pass Thru	4.500	06-01-52	3,354,584	3,321,991
30 Yr Pass Thru	4.500	06-01-52	7,782,336	7,696,995
30 Yr Pass Thru	4.500	06-01-52	5,575,219	5,519,308
30 Yr Pass Thru	4.500	07-01-52	6,507,176	6,435,818
30 Yr Pass Thru	4.500	07-01-52	1,131,784	1,120,434
30 Yr Pass Thru	4.500	07-01-52	6,674,983	6,601,785
30 Yr Pass Thru	4.500	08-01-52	3,961,475	3,901,940
30 Yr Pass Thru	4.500	08-01-52	884,923	876,048
30 Yr Pass Thru	4.500	08-01-52	6,461,768	6,364,657
30 Yr Pass Thru	4.500	08-01-52	5,202,100	5,145,054
30 Yr Pass Thru	4.500	08-01-52	6,341,149	6,245,851
30 Yr Pass Thru	4.500	08-01-52	4,414,153	4,361,609
30 Yr Pass Thru	4.500	09-01-52	5,257,165	5,212,658
30 Yr Pass Thru	4.500	09-01-52	5,298,813	5,244,018
30 Yr Pass Thru	4.500	09-01-52	2,779,639	2,750,026
30 Yr Pass Thru	4.500	09-01-52	13,475,484	13,272,968
30 Yr Pass Thru	4.500	10-01-52	4,202,104	4,166,529
30 Yr Pass Thru	4.500	10-01-52	13,996,071	13,846,964
30 Yr Pass Thru	4.500	10-01-52	3,540,760	3,500,826
30 Yr Pass Thru	4.500	10-01-52	2,980,287	2,948,537
30 Yr Pass Thru	4.500	11-01-52	3,808,928	3,768,349
30 Yr Pass Thru	4.500	11-01-52	10,988,460	10,871,394
30 Yr Pass Thru	4.500	04-01-53	9,154,286	9,056,761
30 Yr Pass Thru	4.500	05-01-53	2,206,001	2,182,499
30 Yr Pass Thru	5.000	08-01-52	13,626,249	13,780,421
30 Yr Pass Thru	5.000	09-01-52	4,207,350	4,240,491
30 Yr Pass Thru	5.000	10-01-52	6,103,885	6,163,410
30 Yr Pass Thru	5.000	10-01-52	7,630,825	7,680,201
9	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	10-01-52	528,584	$533,904
30 Yr Pass Thru	5.000	11-01-52	5,488,658	5,543,898
30 Yr Pass Thru	5.000	12-01-52	5,393,722	5,446,321
30 Yr Pass Thru	5.000	01-01-53	9,745,367	9,852,584
30 Yr Pass Thru	5.000	04-01-53	4,735,682	4,775,944
30 Yr Pass Thru	5.000	04-01-53	10,177,415	10,267,123
30 Yr Pass Thru	5.000	07-01-53	16,535,539	16,676,122
30 Yr Pass Thru	5.000	11-01-53	6,739,284	6,752,354
30 Yr Pass Thru	5.000	11-01-54	7,991,093	8,054,038
30 Yr Pass Thru	5.500	12-01-52	3,163,982	3,245,664
30 Yr Pass Thru	5.500	05-01-53	9,706,183	9,950,691
30 Yr Pass Thru	5.500	08-01-53	3,758,832	3,852,346
30 Yr Pass Thru	5.500	10-01-53	9,617,065	9,853,318
30 Yr Pass Thru	5.500	02-01-54	5,626,913	5,772,178
30 Yr Pass Thru	5.500	05-01-54	4,513,271	4,607,219
30 Yr Pass Thru	5.500	05-01-54	4,000,252	4,081,021
30 Yr Pass Thru	5.500	11-01-54	1,772,818	1,814,319
30 Yr Pass Thru	5.500	11-01-54	2,831,821	2,899,617
30 Yr Pass Thru	5.500	12-01-54	2,697,421	2,759,471
30 Yr Pass Thru	5.500	01-01-55	13,682,454	13,967,268
30 Yr Pass Thru	5.500	04-01-55	7,640,802	7,792,689
30 Yr Pass Thru	5.500	06-01-55	12,337,912	12,586,256

30 Yr Pass Thru	5.500	06-01-55	7,182,252	7,365,425
Corporate bonds 29.3%				$1,094,071,187
(Cost $1,068,125,746)
Communication services 1.4%				50,739,691
Diversified telecommunication services 0.3%
AT&T, Inc.	2.750	06-01-31	6,413,000	5,909,943
AT&T, Inc.	4.500	05-15-35	1,999,000	1,941,843
NTT Finance Corp. (A)	5.171	07-16-32	2,595,000	2,675,966
Entertainment 0.2%
Netflix, Inc. (A)	4.875	06-15-30	2,929,000	3,016,970
WMG Acquisition Corp. (A)	3.875	07-15-30	2,674,000	2,548,798
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	4,078,000	4,106,348
Meta Platforms, Inc.	4.600	11-15-32	2,719,000	2,759,646
Meta Platforms, Inc.	5.625	11-15-55	1,573,000	1,569,015
Media 0.4%
Charter Communications Operating LLC	2.800	04-01-31	3,823,000	3,434,745
Charter Communications Operating LLC	6.384	10-23-35	6,110,000	6,313,150
News Corp. (A)	3.875	05-15-29	2,265,000	2,185,539
News Corp. (A)	5.125	02-15-32	4,186,000	4,160,409
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	10,271,000	$10,117,319
Consumer discretionary 0.3%				13,206,033
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	9,208,000	9,609,803
Hyundai Capital America (A)	5.400	01-08-31	1,011,000	1,043,790
Hotels, restaurants and leisure 0.0%
Flutter Treasury DAC (A)	5.875	06-04-31	1,219,000	1,231,202
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	1,307,000	1,321,238
Consumer staples 0.7%				25,405,826
Food products 0.6%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,721,236
JBS USA Lux SA	3.625	01-15-32	5,365,000	5,027,077
JBS USA Lux SA	5.750	04-01-33	3,172,000	3,324,240
JBS USA Lux SA (A)	5.950	04-20-35	1,173,000	1,239,908
Mars, Inc. (A)	4.800	03-01-30	3,310,000	3,390,702
Mars, Inc. (A)	5.000	03-01-32	2,045,000	2,113,439
Pilgrim’s Pride Corp.	6.250	07-01-33	2,555,000	2,739,844
Personal care products 0.1%
Kenvue, Inc.	4.850	05-22-32	4,729,000	4,849,380
Energy 3.6%				133,411,623
Oil, gas and consumable fuels 3.6%
Aker BP ASA (A)	3.100	07-15-31	1,794,000	1,644,145
Aker BP ASA (A)	3.750	01-15-30	880,000	852,413
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,743,479
Antero Resources Corp. (A)	5.375	03-01-30	3,238,000	3,267,786
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	7,159,168
Cheniere Energy Partners LP (A)	5.550	10-30-35	1,678,000	1,726,340
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,671,688
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	2,493,000	2,498,401
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	4,696,000	4,878,048
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	2,914,000	3,129,212
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	2,029,264
Continental Resources, Inc. (A)	5.750	01-15-31	3,282,000	3,384,617
Devon Energy Corp.	5.200	09-15-34	2,583,000	2,594,056
DT Midstream, Inc. (A)	4.375	06-15-31	6,274,000	6,136,548
DT Midstream, Inc. (A)	5.800	12-15-34	1,339,000	1,395,738
11	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	$4,247,703
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,370,000	5,435,176
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,264,713
Energy Transfer LP	5.150	03-15-45	2,579,000	2,305,929
Energy Transfer LP	5.600	09-01-34	2,270,000	2,352,064
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,989,907
Expand Energy Corp.	4.750	02-01-32	3,319,000	3,282,402
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	1,396,000	1,438,619
Harbour Energy PLC (A)	6.327	04-01-35	3,059,000	3,140,060
MPLX LP	4.950	09-01-32	2,234,000	2,251,904
MPLX LP	5.000	03-01-33	2,099,000	2,119,081
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	1,432,285
Occidental Petroleum Corp.	6.450	09-15-36	5,600,000	5,979,540
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,972,220
Ovintiv, Inc.	6.250	07-15-33	1,961,000	2,080,330
Ovintiv, Inc.	7.200	11-01-31	434,000	481,700
Plains All American Pipeline LP	4.700	01-15-31	1,275,000	1,283,437
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	1,277,000	1,288,748
Sabine Pass Liquefaction LLC	4.500	05-15-30	7,156,000	7,198,414
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,515,000	1,562,633
Targa Resources Corp.	5.500	02-15-35	2,182,000	2,237,106
Targa Resources Corp.	6.150	03-01-29	1,964,000	2,070,957
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,529,016
Var Energi ASA (A)	5.875	05-22-30	5,134,000	5,350,901
Var Energi ASA (A)	8.000	11-15-32	7,268,000	8,427,192
Viper Energy Partners LLC	4.900	08-01-30	1,042,000	1,055,035
Western Midstream Operating LP	4.050	02-01-30	2,894,000	2,846,145
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,774,458
Whistler Pipeline LLC (A)	5.400	09-30-29	1,062,000	1,092,317
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,810,728
Financials 12.0%				448,655,554
Banks 7.3%
Banco Santander SA	4.551	11-06-30	4,200,000	4,221,055
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,395,727
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	10,015,000	$9,220,414
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	10,074,000	10,115,668
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	8,242,000	8,494,549
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	1,046,000	1,080,688
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	5,520,000	5,724,483
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,404,000	4,670,777
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	10,113,000	10,534,788
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	3,222,000	3,340,816
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,071,000	1,138,490
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (A)	5.716	01-18-30	2,746,000	2,849,888
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	2,989,000	2,719,730
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	4,228,000	4,517,338
Citizens Financial Group, Inc.	3.250	04-30-30	628,000	598,638
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,464,000	2,526,313
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	5,612,000	5,886,062
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,791,000	3,073,803
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,798,000	1,872,896
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	6,088,754
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	3,613,000	3,831,592
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,850,000	4,058,664
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	3,457,000	3,543,339
13	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,419,000	$1,438,377
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,821,000	2,967,382
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,408,000	3,458,197
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	3,345,000	3,339,955
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,049,000	2,124,774
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,082,000	2,149,332
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,059,000	1,103,875
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,806,000	1,896,696
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,858,000	1,924,231
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,738,289
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,238,000	2,090,071
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	4,008,000	4,073,506
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,197,000	3,289,608
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,828,714
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	5,093,000	5,310,033
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	8,828,000	9,236,189
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	2,175,000	2,276,239
KeyBank NA	5.000	01-26-33	4,043,000	4,095,476
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	3,419,000	3,515,906
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	1,288,000	1,405,380
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	2,115,000	$2,235,418
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)	6.625	09-27-35	2,475,000	2,459,664
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)(C)	6.750	09-27-31	1,498,000	1,544,778
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,297,000	2,283,063
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,725,000	1,769,712
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,723,000	2,776,932
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	3,222,000	3,246,848
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,239,000	3,406,324
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	4,587,000	5,134,004
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)(C)	6.300	09-25-31	5,521,000	5,602,534
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	6,778,000	7,006,387
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,462,000	1,523,114
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	5,155,000	5,134,922
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	3,129,000	3,162,042
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,511,000	3,582,323
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,352,000	2,473,458
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,256,000	2,436,332
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,190,615
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,555,572
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	7,432,000	7,926,007
15	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	2,376,000	$2,571,052
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,757,000	3,805,743
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,461,000	2,541,760
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,863,000	1,932,652
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,839,000	4,120,004
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,276,000	1,277,737
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	11,101,000	10,430,317
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,017,000	3,115,854
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,087,000	2,168,585
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,806,000	5,374,307
Capital markets 2.5%
Ares Strategic Income Fund (A)	5.150	01-15-31	3,345,000	3,287,925
Ares Strategic Income Fund (A)	5.450	09-09-28	1,154,000	1,159,595
Ares Strategic Income Fund	5.600	02-15-30	2,279,000	2,289,081
Ares Strategic Income Fund	5.700	03-15-28	166,000	168,156
Ares Strategic Income Fund (A)	5.800	09-09-30	2,994,000	3,026,050
Ares Strategic Income Fund	6.200	03-21-32	1,929,000	1,976,396
Ares Strategic Income Fund	6.350	08-15-29	564,000	581,775
Blackstone Private Credit Fund	5.050	09-10-30	2,691,000	2,652,865
Blackstone Private Credit Fund	5.250	04-01-30	2,369,000	2,360,379
Blackstone Private Credit Fund	5.950	07-16-29	1,645,000	1,682,069
Blackstone Private Credit Fund	7.300	11-27-28	1,558,000	1,656,351
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,139,000	3,097,246
Cantor Fitzgerald LP (A)	7.200	12-12-28	6,126,000	6,517,596
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	2,771,000	2,811,179
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,317,000	2,381,160
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,545,465
HPS Corporate Lending Fund	5.950	04-14-32	2,237,000	2,254,103
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	$3,092,432
Lazard Group LLC	4.375	03-11-29	2,307,000	2,312,749
Lazard Group LLC	6.000	03-15-31	2,162,000	2,293,723
Macquarie Bank, Ltd. (A)	3.624	06-03-30	3,159,000	3,025,770
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,778,000	1,585,747
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,848,000	5,148,539
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	6,133,000	6,312,593
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,691,000	4,871,799
Sixth Street Lending Partners	5.750	01-15-30	934,000	945,969
Sixth Street Lending Partners (A)	6.125	07-15-30	848,000	871,179
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	2,066,000	2,128,548
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	10,032,000	9,175,201
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,320,000	2,403,378
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,499,359
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,804,000	1,838,231
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,390,000	2,443,376
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,428,000	2,844,858
Consumer finance 0.4%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	3,539,000	3,563,763
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,663,000	1,700,543
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,530,000	2,621,316
Ally Financial, Inc.	8.000	11-01-31	3,203,000	3,644,956
Capital One Financial Corp.	6.700	11-29-32	4,328,000	4,795,843
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	2,549,000	2,677,423
Apollo Debt Solutions BDC	6.900	04-13-29	791,000	829,867
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	2,006,000	2,113,881
Citadel Finance LLC (A)	5.900	02-10-30	1,932,000	1,964,322
17	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Enact Holdings, Inc.	6.250	05-28-29	3,922,000	$4,111,046
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,443,914
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,258,548
Insurance 1.2%
Athene Global Funding (A)	4.721	10-08-29	2,065,000	2,065,571
Athene Global Funding (A)	5.322	11-13-31	2,416,000	2,454,583
Athene Holding, Ltd.	3.500	01-15-31	6,828,000	6,461,240
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,405,000	1,375,004
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,517,592
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,896,768
CNO Global Funding (A)	4.950	09-09-29	2,345,000	2,390,484
F&G Annuities & Life, Inc.	6.250	10-04-34	3,875,000	3,927,103
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,787,382
GA Global Funding Trust (A)	4.500	09-18-30	3,955,000	3,904,708
GA Global Funding Trust (A)	5.200	12-09-31	2,371,000	2,398,482
MassMutual Global Funding II (A)	4.350	09-17-31	2,468,000	2,450,872
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	3,073,552
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,433,000	1,478,683
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	4,724,000	3,952,504
Health care 1.8%				66,233,221
Biotechnology 0.6%
AbbVie, Inc.	5.050	03-15-34	1,259,000	1,305,774
Amgen, Inc.	5.250	03-02-33	11,346,000	11,825,441
Amgen, Inc.	5.650	03-02-53	4,483,000	4,503,930
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,435,506
Health care equipment and supplies 0.2%
Baxter International, Inc. (D)	4.450	02-15-29	329,000	330,478
Baxter International, Inc. (D)	4.900	12-15-30	987,000	992,729
Solventum Corp.	5.450	03-13-31	4,835,000	5,048,384
Health care providers and services 0.7%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,514,615
CVS Health Corp.	5.000	09-15-32	1,648,000	1,688,773
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	5,975,000	5,304,672
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	3,219,000	3,146,803
HCA, Inc.	4.300	11-15-30	1,108,000	1,104,875
HCA, Inc.	4.600	11-15-32	1,703,000	1,702,402
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.450	04-01-31	3,205,000	$3,352,506
UnitedHealth Group, Inc.	5.950	06-15-55	1,952,000	2,045,492
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	3,146,716
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,458,000	1,522,502
Pharmaceuticals 0.3%
IQVIA, Inc.	6.250	02-01-29	1,903,000	2,006,120
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,551,120
Roche Holdings, Inc. (A)	5.489	11-13-30	3,698,000	3,932,861
Royalty Pharma PLC	5.150	09-02-29	1,724,000	1,771,522
Industrials 2.3%				85,492,486
Aerospace and defense 0.5%
BAE Systems PLC (A)	5.250	03-26-31	915,000	956,177
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,946,130
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,789,528
The Boeing Company	6.528	05-01-34	9,720,000	10,808,431
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	3,041,000	3,333,908
Machinery 0.1%
Weir Group, Inc. (A)	5.350	05-06-30	2,257,000	2,328,683
Passenger airlines 1.3%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,328,421	1,306,137
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,837,498	3,788,536
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,026,214	1,966,289
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,688,019	1,654,352
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,854,720	1,768,394
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,515,555	3,242,024
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,802,763	2,631,024
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	4,997,022	4,577,774
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	884,030	853,197
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	3,195,000	3,194,196
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	1,117,000	1,128,170
19	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,003,616	$971,895
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,771,762	2,479,213
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,918,572	3,780,680
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,219,889	1,186,973
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,063,245	3,130,186
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,980,054	4,200,697
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,699,598	2,778,249
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,423,739	3,548,198
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	8,709,000	8,067,454
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,794,000	1,844,185
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,119,000	3,231,806
Information technology 2.6%				98,665,559
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,386,507
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,319,189
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,768,562
TD SYNNEX Corp.	5.300	10-10-35	3,407,000	3,408,005
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,664,522
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	3.419	04-15-33	8,158,000	7,644,915
Broadcom, Inc.	4.550	02-15-32	1,397,000	1,413,527
Broadcom, Inc.	4.800	02-15-36	3,361,000	3,368,902
Broadcom, Inc.	4.900	07-15-32	4,923,000	5,065,504
Foundry JV Holdco LLC (A)	6.100	01-25-36	4,211,000	4,473,277
Foundry JV Holdco LLC (A)	6.250	01-25-35	5,896,000	6,312,945
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	5,047,312
Micron Technology, Inc.	2.703	04-15-32	2,400,000	2,152,050
Micron Technology, Inc.	5.300	01-15-31	2,640,000	2,736,764
Micron Technology, Inc.	5.650	11-01-32	2,748,000	2,892,351
Micron Technology, Inc.	5.800	01-15-35	2,267,000	2,398,333
Qorvo, Inc. (A)	3.375	04-01-31	2,147,000	1,972,704
Qorvo, Inc.	4.375	10-15-29	1,914,000	1,888,142
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.4%
Oracle Corp.	4.700	09-27-34	2,459,000	$2,329,440
Oracle Corp.	4.800	09-26-32	2,108,000	2,072,384
Oracle Corp.	5.250	02-03-32	2,340,000	2,362,051
Oracle Corp.	5.550	02-06-53	5,247,000	4,594,944
VMware LLC	4.700	05-15-30	3,673,000	3,734,723
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	1,115,000	1,138,918
Dell International LLC	4.500	02-15-31	4,425,000	4,425,398
Dell International LLC	4.750	10-06-32	3,639,000	3,648,721
Dell International LLC	5.100	02-15-36	2,202,000	2,199,037
Dell International LLC	5.300	04-01-32	3,213,000	3,319,510
Dell International LLC	5.400	04-15-34	5,735,000	5,926,922
Materials 0.2%				7,535,898
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	3,161,153
JH North America Holdings, Inc. (A)	5.875	01-31-31	666,000	674,975
JH North America Holdings, Inc. (A)	6.125	07-31-32	999,000	1,024,057
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	2,577,000	2,675,713
Real estate 1.0%				39,099,314
Hotel and resort REITs 0.0%
Host Hotels & Resorts LP	4.250	12-15-28	2,519,000	2,516,745
Industrial REITs 0.2%
FIBRA Prologis (A)	5.500	11-26-35	1,764,000	1,756,909
Prologis Targeted U.S. Logistics Fund LP (A)	4.250	01-15-31	1,304,000	1,298,261
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,267,051
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	4,064,911
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	3,153,000	3,220,650
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	3,670,000	3,775,180
Specialized REITs 0.5%
American Tower Corp.	5.200	02-15-29	3,060,000	3,147,675
American Tower Corp.	5.550	07-15-33	2,448,000	2,571,279
American Tower Corp.	5.650	03-15-33	2,448,000	2,585,876
VICI Properties LP	5.125	11-15-31	3,770,000	3,822,915
VICI Properties LP	5.125	05-15-32	6,020,000	6,071,862
21	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 3.4%				$125,625,982
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	800,000	845,749
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	852,000	851,848
Atlantica Transmision Sur SA (A)	6.875	04-30-43	720,725	773,698
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,076,591
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,332,514
Duke Energy Corp.	5.750	09-15-33	2,897,000	3,089,017
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,905,481
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	3,587,000	3,582,490
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,793,000	1,803,666
Eversource Energy	5.125	05-15-33	3,392,000	3,442,635
Exelon Corp.	4.050	04-15-30	4,102,000	4,070,285
Exelon Corp.	5.125	03-15-31	1,341,000	1,387,752
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	795,000	831,382
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	6,699,000	6,160,765
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	2,190,000	2,273,060
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	666,000	704,682
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,632,000	1,695,963
NRG Energy, Inc. (A)	4.450	06-15-29	3,031,000	3,023,109
NRG Energy, Inc. (A)	5.407	10-15-35	1,426,000	1,427,812
NRG Energy, Inc. (A)	7.000	03-15-33	4,024,000	4,463,715
Pacific Gas & Electric Company	4.950	07-01-50	1,752,000	1,512,126
Pacific Gas & Electric Company	5.800	05-15-34	2,689,000	2,805,293
The Southern Company	5.700	03-15-34	2,335,000	2,466,202
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,302,000	3,495,897
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,366,040
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	1,363,000	1,389,824
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	2,304,000	2,419,417
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,402,893
Vistra Operations Company LLC (A)	4.300	07-15-29	5,831,000	5,793,234
Vistra Operations Company LLC (A)	6.000	04-15-34	4,283,000	4,520,771
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,308,460
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 1.0%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	2,129,000	$2,152,138
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	3,237,000	3,459,340
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	2,002,000	2,091,978
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	2,866,000	2,899,763
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	3,541,000	3,576,030
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,644,545
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,490,000	1,621,665
National Grid PLC	5.809	06-12-33	4,879,000	5,218,658
NiSource, Inc.	3.600	05-01-30	1,138,000	1,106,837
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,855,000	2,888,225
Sempra	5.500	08-01-33	2,303,000	2,419,951
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,905,000	2,957,278
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,555,527

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,785,000	1,811,676
Municipal bonds 0.3%				$11,718,774
(Cost $16,502,242)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,384,869
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,353,836
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,523,821
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,064,234

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,392,014
Collateralized mortgage obligations 5.3%				$199,449,964
(Cost $224,888,773)
Commercial and residential 4.3%				162,112,971
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(E)	0.990	04-25-53	409,579	390,042
Series 2021-4, Class A1 (A)(E)	1.035	01-20-65	2,089,815	1,783,321
Series 2021-5, Class A1 (A)(E)	0.951	07-25-66	1,639,993	1,423,294
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,261,138	2,255,766
23	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,601,306	$3,595,893
Series 2025-10, Class A1 (A)(E)	4.960	09-25-70	1,336,922	1,335,076
Series 2025-11, Class A1 (A)(E)	4.975	10-25-70	2,024,594	2,022,952
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(E)	1.175	10-25-48	818,520	741,039
Avenue of Americas
Series 2025-1301, Class A (A)(E)	5.227	08-11-42	2,799,000	2,852,913
Series 2025-1301, Class B (A)(E)	5.478	08-11-42	1,231,000	1,252,505
BAHA Trust
Series 2024-MAR, Class A (A)(E)	6.171	12-10-41	3,500,000	3,636,657
BANK5
Series 2025-5YR18, Class A3 (D)	5.145	12-15-58	2,540,000	2,618,094
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,181	831,313
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,312,664
Series 2024-5C31, Class A3	5.609	12-15-57	1,064,000	1,112,694
Series 2025-5C38, Class A3	5.146	11-15-58	2,019,000	2,086,818
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,363,000	3,533,380
BMO Mortgage Trust
Series 2024-5C8, Class A3 (E)	5.625	12-15-57	1,024,000	1,070,123
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(E)	0.941	02-25-49	556,556	523,824
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,339,463
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(F)	5.573	01-15-34	851,200	850,689
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,208,876
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	5.173	08-15-36	6,514,000	6,047,474
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,170,999	3,117,116
CENT Trust
Series 2025-CITY, Class A (A)(E)	5.091	07-10-40	1,954,000	1,988,446
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,195,178
Series 2023-SMRT, Class A (A)(E)	6.015	10-12-40	2,512,000	2,587,166
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(E)	3.000	09-25-64	166,461	164,113
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(E)	0.924	08-25-66	1,229,706	1,046,387
Series 2021-3, Class A1 (A)(E)	0.956	09-27-66	1,668,728	1,416,051
Series 2021-HX1, Class A1 (A)(E)	1.110	10-25-66	1,374,474	1,195,198
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	1,436,237	1,446,831
COLT Trust
Series 2020-RPL1, Class A1 (A)(E)	1.390	01-25-65	3,911,024	3,417,300
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(E)	2.773	11-10-46	1,509,000	$1,207,921
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	25,426,870	220,398
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (A)(E)	0.830	03-25-56	2,613,704	2,246,649
Series 2021-NQM2, Class A1 (A)(E)	1.179	02-25-66	1,036,587	932,509
Series 2021-NQM3, Class A1 (A)(E)	1.015	04-25-66	905,183	786,302
Series 2021-NQM6, Class A1 (A)(E)	1.174	07-25-66	2,512,229	2,163,122
Series 2021-RPL2, Class A1A (A)(E)	1.115	01-25-60	3,440,950	2,948,084
Cross Mortgage Trust
Series 2025-H8, Class A1 (A)(E)	5.003	11-25-70	1,759,691	1,763,654
Series 2025-H9, Class A1 (A)(E)	5.036	11-25-70	2,093,000	2,097,377
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	138,662	138,383
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(E)	0.899	04-25-66	1,360,640	1,213,273
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(E)	0.797	02-25-66	271,777	238,677
Series 2021-2, Class A1 (A)(E)	0.931	06-25-66	1,180,889	1,007,701
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(E)	2.500	02-01-51	3,132,283	2,633,442
GCAT Trust
Series 2021-NQM1, Class A1 (A)(E)	0.874	01-25-66	727,846	652,891
Series 2021-NQM2, Class A1 (A)(E)	1.036	05-25-66	809,262	707,402
Series 2021-NQM3, Class A1 (A)(E)	1.091	05-25-66	1,244,299	1,098,695
Series 2025-NQM5, Class A1 (A)(E)	4.981	08-25-70	2,453,544	2,452,065
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(E)	1.382	09-27-60	170,274	162,288
Series 2021-NQM1, Class A1 (A)(E)	1.017	07-25-61	503,978	458,552
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(E)	5.649	01-13-40	3,011,000	3,127,325
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(E)	1.071	06-25-56	911,085	800,701
MFA Trust
Series 2021-NQM1, Class A1 (A)(E)	1.153	04-25-65	440,597	416,280
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(E)	4.460	01-15-43	520,000	486,436
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	645,959	612,082
NMLT Trust
Series 2021-INV1, Class A1 (A)(E)	1.185	05-25-56	2,273,088	2,011,718
NRZT
Series 2025-NQM6, Class A1 (A)(E)	5.085	10-25-65	2,826,000	2,827,962
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(E)	4.455	11-05-41	2,166,000	2,152,892
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	718,540	676,725
Series 2025-INV2, Class A1 (A)(E)	5.000	10-25-60	2,679,277	2,687,697
25	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
OBX Trust
Series 2020-EXP2, Class A3 (A)(E)	2.500	05-25-60	614,550	$530,436
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	1,721,386	1,435,476
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	1,868,816	1,546,388
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,263,704	1,273,896
Series 2025-NQM18, Class A1 (A)(E)	5.057	09-25-65	1,073,311	1,076,764
Series 2025-NQM19, Class A1 (A)(E)	4.869	10-25-65	2,133,257	2,131,974
Series 2025-NQM20, Class A1 (A)(E)	5.021	10-25-65	2,199,554	2,209,748
Series 2025-NQM21, Class A1 (A)(E)	4.989	10-25-65	1,595,000	1,598,594
Progress Residential Trust
Series 2025-SFR6, Class A (A)	4.000	09-17-42	1,508,000	1,472,706
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(E)	2.000	01-25-36	2,047,523	1,846,398
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,782,000	2,869,302
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,675,370
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,309,666
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(E)	0.943	05-25-65	471,771	447,592
Series 2022-1, Class A1 (A)(E)	2.447	12-25-66	2,414,235	2,193,094
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,474,420	1,459,170
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	1,008,951	963,079
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	826,401	807,826
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	861,366	830,518
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,563,901	1,434,072
Series 2024-1, Class A1 (A)(E)	4.882	03-25-64	2,826,429	2,883,558
Series 2024-3, Class A1A (A)(E)	5.005	07-25-65	1,670,712	1,693,474
Series 2024-4, Class A1A (A)(E)	4.579	10-27-64	1,186,421	1,197,270
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(E)	5.229	07-13-44	2,036,000	2,066,060
Verus Securitization Trust
Series 2021-1, Class A1 (A)(E)	0.815	01-25-66	872,367	788,183
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	1,367,106	1,206,529
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	817,426	698,121
Series 2021-5, Class A1 (A)(E)	1.013	09-25-66	1,208,134	1,057,064
Series 2021-R2, Class A1 (A)(E)	0.918	02-25-64	540,013	506,996
Series 2025-11, Class A1 (A)(E)	4.914	11-25-70	2,982,000	2,988,586
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	533,374	516,339
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	2,110,161
Series 2025-5C6, Class A3	5.186	10-15-58	2,426,000	2,506,769
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(E)	5.528	07-15-40	1,405,000	1,453,933
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.0%				$37,336,993
Federal Home Loan Mortgage Corp.
Series K053, Class X1 IO	1.113	12-25-25	4,394,510	358
Series K054, Class X1 IO	1.343	01-25-26	10,829,249	7,838
Government National Mortgage Association
Series 2012-114, Class IO	0.634	01-16-53	724,519	10,833
Series 2015-7, Class IO	0.488	01-16-57	2,587,248	65,368
Series 2016-174, Class IO	0.726	11-16-56	2,332,591	72,689
Series 2017-109, Class IO	0.202	04-16-57	3,575,069	36,716
Series 2017-124, Class IO	0.625	01-16-59	2,158,959	78,594
Series 2017-140, Class IO	0.485	02-16-59	2,431,324	63,104
Series 2017-169, Class IO	0.521	01-16-60	4,916,805	136,148
Series 2017-20, Class IO	0.489	12-16-58	7,105,602	146,625
Series 2017-22, Class IO	0.771	12-16-57	832,960	30,309
Series 2017-41, Class IO	0.496	07-16-58	2,476,545	58,945
Series 2017-46, Class IO	0.648	11-16-57	4,140,698	156,255
Series 2017-54, Class IO	0.708	12-16-58	2,523,781	87,254
Series 2017-61, Class IO	0.688	05-16-59	1,801,135	62,761
Series 2017-74, Class IO	0.392	09-16-58	1,117,654	17,868
Series 2017-89, Class IO	0.437	07-16-59	537,320	13,254
Series 2018-114, Class IO	0.591	04-16-60	2,400,257	95,224
Series 2018-158, Class IO	0.798	05-16-61	12,237,699	737,876
Series 2018-68, Class A	2.850	04-16-50	141,770	137,119
Series 2018-69, Class IO	0.609	04-16-60	1,898,315	86,279
Series 2018-9, Class IO	0.444	01-16-60	4,732,348	141,420
Series 2019-131, Class IO	0.803	07-16-61	5,944,974	341,698
Series 2020-100, Class IO	0.787	05-16-62	8,339,079	503,821
Series 2020-108, Class IO	0.847	06-16-62	23,155,670	1,341,906
Series 2020-114, Class IO	0.798	09-16-62	27,623,162	1,455,017
Series 2020-118, Class IO	0.884	06-16-62	21,327,029	1,348,493
Series 2020-119, Class IO	0.608	08-16-62	9,621,302	446,366
Series 2020-120, Class IO	0.758	05-16-62	24,490,124	1,442,601
Series 2020-137, Class IO	0.798	09-16-62	30,607,387	1,782,011
Series 2020-150, Class IO	0.966	12-16-62	14,536,846	995,020
Series 2020-170, Class IO	0.836	11-16-62	22,284,691	1,448,763
Series 2020-92, Class IO	0.881	02-16-62	19,005,610	1,065,263
Series 2021-10, Class IO	0.987	05-16-63	13,912,404	1,060,460
Series 2021-11, Class IO	1.021	12-16-62	21,522,899	1,589,363
Series 2021-3, Class IO	0.870	09-16-62	34,515,257	2,215,596
Series 2021-40, Class IO	0.822	02-16-63	7,225,841	446,965
Series 2022-181, Class IO	0.720	07-16-64	6,918,736	421,742
Series 2022-21, Class IO	0.785	10-16-63	6,522,655	405,223
Series 2022-221, Class IO	0.844	06-16-64	24,020,396	1,586,086
Series 2022-53, Class IO	0.707	06-16-64	2,280,094	104,243
Series 2023-105, Class IO	0.748	07-16-65	15,471,465	935,710
Series 2023-177, Class IO	0.858	06-16-65	23,564,516	1,405,645
27	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-197, Class IO	1.241	09-16-65	7,195,669	$604,836
Series 2023-30, Class IO	1.001	11-16-64	12,267,074	819,952
Series 2023-33, Class IO	0.930	05-16-63	19,209,261	1,362,357
Series 2023-36, Class IO	0.935	10-16-64	21,544,630	1,328,403
Series 2023-62, Class IO	0.938	02-16-65	15,540,122	985,505
Series 2023-91, Class IO	0.876	04-16-65	19,387,397	1,353,698
Series 2024-179, Class XI IO	0.831	12-16-66	27,668,716	1,982,502
Series 2024-194, Class IO	0.973	08-16-67	12,446,031	940,108
Series 2025-126, Class IO	0.768	05-16-67	14,850,187	1,059,449

Series 2025-128, Class IO	0.926	09-16-67	28,333,880	2,315,354
Asset-backed securities 7.9%				$295,761,101
(Cost $298,554,125)
Asset-backed securities 7.9%				295,761,101
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,912,718	1,892,201
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	731,243
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,328,755
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (A)	4.305	09-15-33	2,967,000	2,970,032
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,537,080
Series 2025-SFR1, Class A (A)	3.655	06-17-42	1,116,000	1,080,703
Series 2025-SFR2, Class A (A)	4.275	11-17-42	2,643,000	2,619,850
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	384,743	354,305
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,510,100	4,373,008
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,160,505
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,970,084	3,714,593
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	689,960	689,408
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,336,620	2,290,905
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	1,074,000	1,077,390
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,307,730	4,336,439
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,093,113	1,089,804
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	1,805,000	1,808,900
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,680,512	3,141,935
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,356,883	2,740,085
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	2,125,617	$2,159,972
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,315,511	3,124,508
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	1,995,551	1,856,220
Series 2022-1A, Class A (A)	2.720	01-18-47	1,698,304	1,581,223
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,126,887
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,106,000	2,116,047
Series 2025-1A, Class A1 (A)	5.316	05-25-50	2,024,000	2,062,506
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,087,000	1,112,955
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,906,000	1,944,770
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	2,477,000	2,526,630
Series 2025-4A, Class A2 (A)	5.522	12-20-55	1,433,000	1,442,330
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,447,000	3,397,395
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,245,000	3,180,615
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,497,215
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,934,527
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,632,825	1,614,919
Series 2025-1A, Class A2I (A)	4.891	08-20-55	1,307,000	1,315,187
Series 2025-1A, Class A2II (A)	5.165	08-20-55	1,396,000	1,406,505
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,740,869
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,230,148
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,983,136
Series 2025-1A, Class A2I (A)	4.930	07-25-55	1,508,000	1,516,297
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,753,000	1,767,075
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,246,879	3,139,429
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,484,123	3,291,762
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,069,488	4,234,403
Series 2025-1A, Class A2 (A)	5.296	10-20-55	1,889,000	1,895,763
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	3,791,236
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,160,714
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	1,449,000	1,445,333
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	1,941,000	1,945,050
29	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	1,002,000	$1,003,032
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,884,756
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,334,182
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	831,534	827,254
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,564,915	1,552,487
Greatamerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (A)	4.140	12-17-29	3,964,000	3,975,007
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,270,705
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	2,903,000	2,914,549
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	3,019,031
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,267,766
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	2,079,000	2,087,351
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,656,736	3,602,220
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,788,925	2,850,553
Series 2025-1A, Class A2 (A)	5.610	08-16-55	2,722,178	2,779,036
Lyra Music Assets LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,816,000	1,839,162
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	2,484,000	2,519,225
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	1,801,124	1,786,910
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,041,796	899,998
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,574,450	4,366,906
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,912,488	1,803,431
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	3,967,006
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	1,622,867
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	2,414,000	2,418,601
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (A)	3.104	07-25-26	253,733	250,076
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,744,302	$2,663,191
Series 2025-SFR1, Class A (A)	3.400	02-17-42	2,391,444	2,296,953
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,630,440	1,557,124
Series 2025-SFR5, Class A (A)	3.850	10-17-42	2,118,000	2,058,314
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,326,000	2,323,373
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(F)	5.385	01-15-38	1,762,000	1,764,342
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(F)	5.205	04-15-38	1,791,000	1,785,362
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	2,074,000	2,092,446
SCF Equipment Trust LLC
Series 2025-2A, Class A3 (A)	4.330	06-20-36	4,091,000	4,099,949
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,932,000	4,022,149
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,523,110	2,381,172
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,459,995	1,511,478
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	2,412,000	2,416,687
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	616,158	564,407
Series 2024-A, Class A1A (A)	5.240	03-15-56	2,915,146	2,979,882
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,177,951	2,218,715
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,923,985	2,886,197
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,414,230	2,338,671
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,520,417	2,347,447
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,640,430	1,659,094
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,469,160	1,501,859
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,580,830	3,569,040
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	2,529,000	2,552,814
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	430,522	424,856
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	846,000	848,011
Series 2025-1A, Class A2 (A)	5.036	03-25-55	3,430,000	3,394,365
Series 2025-2A, Class A21 (A)	5.121	10-25-55	1,668,000	1,670,081
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	2,333,000	2,336,751
Series 2025-1A, Class A2II (A)	5.049	08-25-55	2,228,000	2,233,267
31	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,537,495	$3,383,221
Series 2021-1A, Class A (A)	1.650	02-20-46	2,286,812	2,096,689
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,115,000	2,131,969
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A4	4.430	04-15-30	1,603,000	1,621,836
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,731,861	2,599,349
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,380,703	3,186,685
Series 2021-1A, Class A (A)	1.860	03-20-46	2,016,340	1,874,337
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,398,000	1,434,313
Series 2025-2A, Class A2 (A)	5.177	01-20-56	1,450,000	1,462,209
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,373,000	2,254,085
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	473,722	465,523
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,371,709
Series 2025-9, Class A1A	3.960	10-21-30	2,239,000	2,242,392
Volkswagen Auto Loan Trust
Series 2025-2, Class A3	3.920	03-20-30	1,469,000	1,471,815
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,573,537	3,332,452
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (A)	4.080	09-18-40	2,261,000	2,258,753
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	554,759	536,108
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	1,185,214	1,205,413
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	6,004,085
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,556,000	1,603,523
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,074,903	1,954,211
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,410,000	2,451,549

	Shares	Value
Preferred securities 0.0%		$290,362
(Cost $309,384)
Financials 0.0%		290,362
Banks 0.0%
Wells Fargo & Company, 7.500%	238	290,362

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INVESTMENT GRADE BOND FUND	32

	Yield (%)	Shares	Value
Short-term investments 1.7%			$61,371,146
(Cost $61,370,258)
Short-term funds 1.7%			61,371,146
John Hancock Collateral Trust (G)	3.9009(H)	6,135,213	61,371,146

Total investments (Cost $3,745,971,605) 99.9%	$3,736,776,783
Other assets and liabilities, net 0.1%	4,230,799
Total net assets 100.0%	$3,741,007,582

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $676,515,743 or 18.1% of the fund’s net assets as of 11-30-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 11-30-25.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $7,286,739.
(H)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $3,750,821,879. Net unrealized depreciation aggregated to $14,045,096, of which $64,886,375 related to gross unrealized appreciation and $78,931,471 related to gross unrealized depreciation.
33	JOHN HANCOCK INVESTMENT GRADE BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,684,601,347) including $7,138,326 of securities loaned	$3,675,405,637
Affiliated investments, at value (Cost $61,370,258)	61,371,146
Total investments, at value (Cost $3,745,971,605)	3,736,776,783
Dividends and interest receivable	25,555,467
Receivable for fund shares sold	3,457,810
Receivable for securities lending income	1,816
Receivable from affiliates	4,994
Other assets	188,457
Total assets	3,765,985,327
Liabilities
Distributions payable	293,510
Payable for investments purchased	10,241,351
Payable for delayed-delivery securities purchased	3,933,066
Payable for fund shares repurchased	2,534,024
Payable upon return of securities loaned	7,248,165
Payable to affiliates
Accounting and legal services fees	121,890
Transfer agent fees	227,528
Distribution and service fees	11,061
Trustees’ fees	5,021
Other liabilities and accrued expenses	362,129
Total liabilities	24,977,745
Net assets	$3,741,007,582
Net assets consist of
Paid-in capital	$4,146,866,031
Total distributable earnings (loss)	(405,858,449)
Net assets	$3,741,007,582
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	34

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($637,711,284 ÷ 68,722,138 shares)[1]	$9.28
Class C ($12,009,948 ÷ 1,294,218 shares)[1]	$9.28
Class I ($1,852,145,754 ÷ 199,507,270 shares)	$9.28
Class R2 ($6,189,677 ÷ 666,853 shares)	$9.28
Class R4 ($207,470 ÷ 22,347 shares)	$9.28
Class R6 ($1,232,743,449 ÷ 132,792,500 shares)	$9.28
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
35	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$84,275,127
Dividends from affiliated investments	926,773
Dividends	8,925
Securities lending	6,585
Less foreign taxes withheld	(66)
Total investment income	85,217,344
Expenses
Investment management fees	7,067,682
Distribution and service fees	872,882
Accounting and legal services fees	349,831
Transfer agent fees	1,363,362
Trustees’ fees	41,015
Custodian fees	211,217
State registration fees	106,420
Printing and postage	114,100
Professional fees	121,314
Other	61,291
Total expenses	10,309,114
Less expense reductions	(1,191,851)
Net expenses	9,117,263
Net investment income	76,100,081
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,034,066)
Affiliated investments	10,319
Futures contracts	106,459
(2,917,288)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	113,735,682
Affiliated investments	648
Futures contracts	14,012
113,750,342
Net realized and unrealized gain	110,833,054
Increase in net assets from operations	$186,933,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	36

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$76,100,081	$144,068,972
Net realized loss	(2,917,288)	(20,001,422)
Change in net unrealized appreciation (depreciation)	113,750,342	55,891,332
Increase in net assets resulting from operations	186,933,135	179,958,882
Distributions to shareholders
From earnings
Class A	(12,320,905)	(22,207,074)
Class C	(186,827)	(381,330)
Class I	(37,278,384)	(80,465,033)
Class R2	(121,408)	(274,800)
Class R4	(4,021)	(8,507)
Class R6	(24,085,000)	(43,739,684)
Total distributions	(73,996,545)	(147,076,428)
From fund share transactions
Fund share transactions	216,431,462	(164,655,185)
Issued in reorganization	—	154,384,204
From fund share transactions	216,431,462	(10,270,981)
Total increase	329,368,052	22,611,473
Net assets
Beginning of period	3,411,639,530	3,389,028,057
End of period	$3,741,007,582	$3,411,639,530
37	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.99	$8.89	$9.10	$9.63	$10.88	$11.02
Net investment income[2]	0.18	0.36	0.33	0.26	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.29	0.11	(0.19)	(0.50)	(1.18)	0.03
Total from investment operations	0.47	0.47	0.14	(0.24)	(0.99)	0.22
Less distributions
From net investment income	(0.18)	(0.37)	(0.35)	(0.29)	(0.24)	(0.23)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.18)	(0.37)	(0.35)	(0.29)	(0.26)	(0.36)
Net asset value, end of period	$9.28	$8.99	$8.89	$9.10	$9.63	$10.88
Total return (%)[3,4]	5.24[5]	5.26	1.55	(2.43)	(9.24)	1.96
Ratios and supplemental data
Net assets, end of period (in millions)	$638	$634	$555	$538	$545	$610
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.82	0.82	0.83	0.81	0.82
Expenses including reductions	0.74[6]	0.74	0.75	0.75	0.74	0.75
Net investment income	3.98[6]	3.94	3.70	2.87	1.78	1.70
Portfolio turnover (%)	62	107[7]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	38

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.99	$8.89	$9.10	$9.63	$10.88	$11.02
Net investment income[2]	0.15	0.29	0.26	0.19	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.28	0.11	(0.19)	(0.50)	(1.18)	0.03
Total from investment operations	0.43	0.40	0.07	(0.31)	(1.07)	0.14
Less distributions
From net investment income	(0.14)	(0.30)	(0.28)	(0.22)	(0.16)	(0.15)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.14)	(0.30)	(0.28)	(0.22)	(0.18)	(0.28)
Net asset value, end of period	$9.28	$8.99	$8.89	$9.10	$9.63	$10.88
Total return (%)[3,4]	4.85[5]	4.48	0.79	(3.16)	(9.92)	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$12	$12	$13	$15	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55[6]	1.57	1.57	1.58	1.56	1.57
Expenses including reductions	1.49[6]	1.49	1.50	1.50	1.49	1.50
Net investment income	3.23[6]	3.18	2.94	2.10	1.01	0.95
Portfolio turnover (%)	62	107[7]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes reorganization activity.
39	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[2]	0.19	0.38	0.35	0.29	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.28	0.11	(0.18)	(0.50)	(1.18)	0.04
Total from investment operations	0.47	0.49	0.17	(0.21)	(0.97)	0.26
Less distributions
From net investment income	(0.19)	(0.39)	(0.37)	(0.32)	(0.27)	(0.26)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.19)	(0.39)	(0.37)	(0.32)	(0.29)	(0.39)
Net asset value, end of period	$9.28	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[3]	5.25[4]	5.53	1.91	(2.19)	(9.09)	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1,852	$1,767	$1,830	$1,431	$994	$1,309
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[5]	0.57	0.57	0.58	0.56	0.57
Expenses including reductions	0.49[5]	0.49	0.50	0.50	0.49	0.50
Net investment income	4.22[5]	4.18	3.95	3.14	2.01	1.94
Portfolio turnover (%)	62	107[6]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	40

CLASS R2 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.88	$11.02
Net investment income[2]	0.18	0.34	0.32	0.25	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.27	0.11	(0.18)	(0.50)	(1.17)	0.03
Total from investment operations	0.45	0.45	0.14	(0.25)	(1.00)	0.20
Less distributions
From net investment income	(0.17)	(0.35)	(0.34)	(0.28)	(0.23)	(0.21)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.17)	(0.35)	(0.34)	(0.28)	(0.25)	(0.34)
Net asset value, end of period	$9.28	$9.00	$8.90	$9.10	$9.63	$10.88
Total return (%)[3]	5.05[4]	5.13	1.55	(2.57)	(9.37)	1.82
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$7	$5	$7	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.95	0.93	0.96	0.95	0.97
Expenses including reductions	0.87[5]	0.87	0.86	0.89	0.89	0.89
Net investment income	3.84[5]	3.80	3.60	2.68	1.63	1.56
Portfolio turnover (%)	62	107[6]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
41	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[2]	0.19	0.37	0.34	0.27	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.27	0.11	(0.18)	(0.50)	(1.19)	0.04
Total from investment operations	0.46	0.48	0.16	(0.23)	(0.99)	0.24
Less distributions
From net investment income	(0.18)	(0.38)	(0.36)	(0.30)	(0.25)	(0.24)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.18)	(0.38)	(0.36)	(0.30)	(0.27)	(0.37)
Net asset value, end of period	$9.28	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[3]	5.18[4]	5.38	1.78	(2.33)	(9.22)	2.17
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[6]	0.81	0.80	0.82	0.81	0.81
Expenses including reductions	0.64[6]	0.64	0.63	0.64	0.64	0.64
Net investment income	4.08[6]	4.04	3.79	2.99	1.87	1.81
Portfolio turnover (%)	62	107[7]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Investment Grade Bond Fund	42

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.00	$8.90	$9.10	$9.63	$10.89	$11.02
Net investment income[2]	0.20	0.39	0.36	0.30	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.27	0.11	(0.18)	(0.50)	(1.19)	0.04
Total from investment operations	0.47	0.50	0.18	(0.20)	(0.96)	0.27
Less distributions
From net investment income	(0.19)	(0.40)	(0.38)	(0.33)	(0.28)	(0.27)
From net realized gain	—	—	—	—	(0.02)	(0.13)
Total distributions	(0.19)	(0.40)	(0.38)	(0.33)	(0.30)	(0.40)
Net asset value, end of period	$9.28	$9.00	$8.90	$9.10	$9.63	$10.89
Total return (%)[3]	5.31[4]	5.64	2.03	(2.08)	(9.00)	2.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1,233	$991	$985	$785	$763	$795
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45[5]	0.46	0.46	0.47	0.45	0.47
Expenses including reductions	0.39[5]	0.39	0.38	0.39	0.39	0.39
Net investment income	4.34[5]	4.29	4.06	3.23	2.13	2.05
Portfolio turnover (%)	62	107[6]	177	143	123	122

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes reorganization activity.
43	JOHN HANCOCK Investment Grade Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Investment Grade Bond Fund	44

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,074,114,249	—	$2,074,114,249	—
Corporate bonds	1,094,071,187	—	1,094,071,187	—
Municipal bonds	11,718,774	—	11,718,774	—
Collateralized mortgage obligations	199,449,964	—	199,449,964	—
Asset-backed securities	295,761,101	—	295,761,101	—
Preferred securities	290,362	$290,362	—	—
Short-term investments	61,371,146	61,371,146	—	—
Total investments in securities	$3,736,776,783	$61,661,508	$3,675,115,275	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often
45	JOHN HANCOCK Investment Grade Bond Fund |

involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Investment Grade Bond Fund	46

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2025, the fund loaned securities valued at $7,138,326 and received $7,248,165 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $10,762.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $230,386,881 and a long-term capital loss carryforward of $162,120,029 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules in relation to a previous merger, the utilization of capital loss carryforwards may be limited in future years.
47	JOHN HANCOCK Investment Grade Bond Fund |

As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market
| JOHN HANCOCK Investment Grade Bond Fund	48

daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2025, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with USD notional values ranging up to $16.3 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2025.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$106,459
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$14,012
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average
49	JOHN HANCOCK Investment Grade Bond Fund |

daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I in an amount equal to the amount by which expenses of the class exceed 0.49% of the class’s average daily net assets. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (f) borrowing costs, (g) prime brokerage fees and (h) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$210,120
Class C	3,955
Class I	597,593
Class R2	2,142
Class	Expense reduction
Class R4	$67
Class R6	377,873
Total	$1,191,750

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.33% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Investment Grade Bond Fund	50

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $101 for Class R4 shares for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $129,981 for the six months ended November 30, 2025. Of this amount, $17,486 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $112,495 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $2,150 and $416 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$796,742	$344,331
Class C	60,001	6,483
Class I	—	979,954
Class R2	15,786	187
Class R4	353	5
Class R6	—	32,402
Total	$872,882	$1,363,362
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
51	JOHN HANCOCK Investment Grade Bond Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,280,135	$39,234,966	9,035,260	$82,122,366
Issued in reorganization (Note 9)	—	—	14,502,742	132,208,446
Distributions reinvested	1,307,347	11,999,848	2,389,176	21,694,891
Repurchased	(7,407,743)	(67,849,367)	(17,807,752)	(161,048,494)
Net increase (decrease)	(1,820,261)	$(16,614,553)	8,119,426	$74,977,209
Class C shares
Sold	127,588	$1,175,455	340,904	$3,113,507
Issued in reorganization (Note 9)	—	—	122,375	1,115,586
Distributions reinvested	19,016	174,543	38,925	353,414
Repurchased	(176,121)	(1,616,737)	(480,446)	(4,363,559)
Net increase (decrease)	(29,517)	$(266,739)	21,758	$218,948
Class I shares
Sold	40,882,460	$374,278,425	79,790,975	$726,503,013
Issued in reorganization (Note 9)	—	—	251,497	2,293,650
Distributions reinvested	3,921,720	36,004,195	8,442,458	76,708,371
Repurchased	(41,735,256)	(381,955,787)	(97,784,134)	(885,674,178)
Net increase (decrease)	3,068,924	$28,326,833	(9,299,204)	$(80,169,144)
Class R2 shares
Sold	51,534	$472,656	327,445	$2,937,368
Distributions reinvested	5,059	46,359	12,844	116,631
Repurchased	(198,201)	(1,818,841)	(290,464)	(2,620,046)
Net increase (decrease)	(141,608)	$(1,299,826)	49,825	$433,953
Class R4 shares
Sold	2,941	$26,769	5,055	$45,847
Distributions reinvested	437	4,014	933	8,477
Repurchased	(2,153)	(19,676)	(16,549)	(150,876)
Net increase (decrease)	1,225	$11,107	(10,561)	$(96,552)
| JOHN HANCOCK Investment Grade Bond Fund	52

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	34,003,886	$309,990,099	25,730,399	$233,771,449
Issued in reorganization (Note 9)	—	—	2,057,823	18,766,522
Distributions reinvested	2,609,360	23,964,511	4,785,789	43,485,851
Repurchased	(13,933,177)	(127,679,970)	(33,151,072)	(301,659,217)
Net increase (decrease)	22,680,069	$206,274,640	(577,061)	$(5,635,395)
Total net increase (decrease)	23,758,832	$216,431,462	(1,695,817)	$(10,270,981)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $604,636,510 and $383,861,445, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $1,787,717,550 and $1,828,126,304, respectively, for the six months ended November 30, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,135,213	$11,736,270	$633,144,389	$(583,520,480)	$10,319	$648	$933,358	—	$61,371,146

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
On January 28, 2025, the shareholders of John Hancock Government Income Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were
53	JOHN HANCOCK Investment Grade Bond Fund |

borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 26, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock Investment Grade Bond Fund	John Hancock Government Income Fund	$154,384,204	($7,709,321)	19,749,724	16,934,437	$3,421,309,112	$3,575,693,316
See Note 6 for capital shares issued in connection with the above referenced reorganization.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Investment Grade Bond Fund	54

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	757,585,919	28,360,725
Christine L. Hurtsellers	758,739,462	27,207,182
Kenneth J. Phelan	757,171,748	28,774,895
Thomas R. Wright	758,531,633	27,415,011

Non-Independent Trustee
Kristie M. Feinberg	759,537,855	26,371,367
55	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	56

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
57	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-, five- and ten-year periods ended December 31, 2024, and underperformed for the three-year period. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including imposition of a contractual class level expense cap in 2024. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	58

Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
59	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INVESTMENT GRADE BOND FUND	60

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
61	JOHN HANCOCK INVESTMENT GRADE BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5026010	55SA 11/25
1/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Bond Fund
Fixed income
November 30, 2025

John Hancock
Short Duration Bond Fund

2	Fund’s investments
20	Financial statements
24	Financial highlights
29	Notes to financial statements
37	Shareholder meeting
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SHORT DURATION BOND FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.8%				$167,950,503
(Cost $165,782,239)
U.S. Government 11.8%				167,950,503
U.S. Treasury
Note	3.750	04-15-28	17,550,000	17,650,775
Note	3.875	12-31-27	21,786,000	21,950,246
Note	4.000	05-31-30	27,365,000	27,836,405
Note	4.125	07-31-28	15,714,000	15,966,283
Note	4.250	06-30-29	47,612,000	48,748,355

Note	4.375	08-31-28	35,000,000	35,798,439
Foreign government obligations 0.3%				$4,735,410
(Cost $4,641,494)
Saudi Arabia 0.3%				4,735,410
Kingdom of Saudi Arabia Bond (A)	5.125	01-13-28	4,636,000	4,735,410

Corporate bonds 62.4%				$887,816,962
(Cost $877,993,405)
Communication services 4.1%				58,840,861
Diversified telecommunication services 1.6%
AT&T, Inc.	4.350	03-01-29	3,000,000	3,017,124
Frontier Communications Holdings LLC (A)	8.625	03-15-31	3,000,000	3,168,603
GCI LLC (A)	4.750	10-15-28	4,500,000	4,360,687
IHS Holding, Ltd. (A)	6.250	11-29-28	2,500,000	2,487,285
IHS Holding, Ltd. (A)	7.875	05-29-30	1,716,000	1,750,847
Iliad Holding SAS (A)	7.000	10-15-28	4,000,000	4,056,956
NTT Finance Corp. (A)	4.620	07-16-28	4,500,000	4,562,784
Entertainment 0.3%
WarnerMedia Holdings, Inc.	3.755	03-15-27	1,706,000	1,687,840
WarnerMedia Holdings, Inc.	4.054	03-15-29	2,000,000	1,939,985
Interactive media and services 0.3%
Oracle Corp.	4.200	09-27-29	4,000,000	3,947,024
Media 1.3%
CCO Holdings LLC (A)	5.000	02-01-28	2,050,000	2,032,881
CCO Holdings LLC (A)	5.125	05-01-27	5,836,000	5,827,769
News Corp. (A)	3.875	05-15-29	2,500,000	2,412,295
Paramount Global	3.375	02-15-28	1,000,000	977,115
Paramount Global	3.700	06-01-28	3,995,000	3,926,076
Sirius XM Radio LLC (A)	5.000	08-01-27	1,500,000	1,500,336
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	2,500,000	2,454,625
Wireless telecommunication services 0.6%
Millicom International Cellular SA (A)(B)	5.125	01-15-28	3,600,000	3,580,274
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (A)	6.250	03-25-29	3,150,000	$3,159,475
T-Mobile USA, Inc.	3.750	04-15-27	2,000,000	1,990,880
Consumer discretionary 5.5%				78,127,949
Automobile components 0.1%
Dealer Tire LLC (A)	8.000	02-01-28	1,250,000	1,238,145
Automobiles 1.9%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,454,226
Ford Motor Credit Company LLC	5.113	05-03-29	3,000,000	2,991,418
General Motors Financial Company, Inc.	4.200	10-27-28	3,000,000	3,001,805
General Motors Financial Company, Inc.	5.800	01-07-29	5,500,000	5,731,641
Hyundai Capital America (A)	4.250	09-18-28	3,000,000	2,998,345
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,022,561
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,027,525
Stellantis Financial Services US Corp. (A)	4.950	09-15-28	3,500,000	3,525,334
Broadline retail 0.6%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,000,000	3,007,260
Nordstrom, Inc.	4.000	03-15-27	3,000,000	2,954,177
Rakuten Group, Inc. (A)	9.750	04-15-29	3,000,000	3,333,574
Hotels, restaurants and leisure 2.0%
Carnival Corp. (A)	4.000	08-01-28	4,447,000	4,370,382
Carnival Corp. (A)	5.125	05-01-29	1,072,000	1,080,969
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,538,493
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,055,255
MGM Resorts International	4.750	10-15-28	2,500,000	2,486,945
NCL Corp., Ltd. (A)	5.875	02-15-27	2,000,000	2,002,878
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,414,999
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,201,863
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,017,718
Travel + Leisure Company (A)	4.625	03-01-30	4,000,000	3,895,104
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,011,925
Household durables 0.2%
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,547,957
Specialty retail 0.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	3,000,000	2,942,689
Lithia Motors, Inc. (A)	3.875	06-01-29	3,000,000	2,890,243
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,996,557
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,473,000	1,387,961
Consumer staples 0.9%				12,973,356
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	3,011,422
3	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail 0.2%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	$2,999,816
Food products 0.5%
BRF SA (A)	4.875	01-24-30	2,000,000	1,938,225
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,500,000	2,500,570
NBM US Holdings, Inc. (A)	6.625	08-06-29	2,500,000	2,523,323
Energy 6.9%				98,583,418
Oil, gas and consumable fuels 6.9%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,510,724
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	847,386
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	6,000,000	6,247,582
Continental Resources, Inc.	4.375	01-15-28	7,100,000	7,075,926
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,069,372
DT Midstream, Inc. (A)	4.125	06-15-29	4,500,000	4,417,904
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,000,000	3,036,411
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	3,800,000	3,737,087
Energy Transfer LP	5.500	06-01-27	4,000,000	4,061,239
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	3,273,000	3,281,153
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (C)	6.625	02-15-28	3,000,000	3,005,553
EQT Corp.	7.500	06-01-27	3,316,000	3,368,229
Genesis Energy LP	8.250	01-15-29	3,000,000	3,133,400
Hess Corp.	4.300	04-01-27	4,000,000	4,014,441
MPLX LP	4.000	03-15-28	3,000,000	2,991,505
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,762,955
Ovintiv, Inc.	5.650	05-15-28	2,000,000	2,059,245
Repsol E&P Capital Markets US LLC (A)	4.805	09-16-28	4,167,000	4,200,645
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,218,750
South Bow USA Infrastructure Holdings LLC	4.911	09-01-27	3,000,000	3,022,876
Sunoco LP (A)	5.875	07-15-27	5,300,000	5,302,110
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,749,457
Var Energi ASA (A)	5.000	05-18-27	3,000,000	3,026,774
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,708,934
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,000,000	4,097,096
Venture Global LNG, Inc. (A)	9.500	02-01-29	2,500,000	2,636,664
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Financials 23.3%				$331,210,105
Banks 12.3%
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	7,000,000	7,095,515
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,000,000	3,056,082
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,000,000	3,189,048
Citigroup, Inc. (3.887% to 1-10-27, then 3 month CME Term SOFR + 1.825%)	3.887	01-10-28	2,500,000	2,493,397
Citigroup, Inc.	4.450	09-29-27	1,000,000	1,004,905
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)	6.250	08-15-26	4,000,000	4,023,752
Citizens Financial Group, Inc. (5.841% to 1-23-29, then Overnight SOFR + 2.010%)	5.841	01-23-30	5,411,000	5,637,942
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	3,023,458
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,048,117
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,321,897
Fifth Third Bank NA (4.967% to 1-28-27, then Overnight SOFR + 0.810%)	4.967	01-28-28	5,000,000	5,045,015
First-Citizens Bank & Trust Company	6.125	03-09-28	3,000,000	3,111,284
HSBC USA, Inc.	4.650	06-03-28	3,333,000	3,388,732
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	6,000,000	6,034,241
ING Groep NV (3.875% to 11-16-27, then 5 Year CMT + 2.862%) (B)(C)	3.875	05-16-27	4,000,000	3,847,153
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	15,000,000	15,166,536
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,155,639
KeyBank NA	5.850	11-15-27	6,500,000	6,699,533
Lloyds Banking Group PLC (4.818% to 6-13-28, then 1 Year CMT + 0.830%)	4.818	06-13-29	3,500,000	3,556,037
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,534,869
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)(C)	6.750	06-27-26	4,507,000	4,546,405
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,073,000	2,102,961
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,500,000	2,484,832
5	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	3,200,000	$3,201,594
Popular, Inc.	7.250	03-13-28	5,250,000	5,504,924
Royal Bank of Canada (3.995% to 11-3-27, then Overnight SOFR + 0.700%)	3.995	11-03-28	3,000,000	2,995,171
Santander UK Group Holdings PLC (4.320% to 9-22-28, then SOFR Compounded Index + 1.070%)	4.320	09-22-29	3,000,000	3,003,305
Societe Generale SA (A)	5.250	02-19-27	3,000,000	3,033,062
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(C)	10.000	11-14-28	5,000,000	5,512,970
Synovus Bank	5.625	02-15-28	2,241,000	2,285,978
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	3,300,000	3,519,780
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	4,000,000	4,054,412
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	3,300,000	3,468,376
Truist Bank (4.420% to 7-24-27, then Overnight SOFR + 0.770%)	4.420	07-24-28	3,000,000	3,014,471
Truist Financial Corp.	3.875	03-19-29	1,500,000	1,483,780
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,957,348
U.S. Bank NA (4.730% to 5-15-27, then Overnight SOFR + 0.910%)	4.730	05-15-28	3,000,000	3,027,156
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	3,400,000	3,507,901
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,591,020
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,319,320
Zions Bancorp NA	3.250	10-29-29	1,500,000	1,401,322
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	3,000,000	2,996,051
Capital markets 4.1%
Ares Strategic Income Fund	5.700	03-15-28	7,000,000	7,090,928
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,928,119
Blackstone Private Credit Fund	4.950	09-26-27	1,500,000	1,509,257
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,551,176
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	8,000,000	8,132,531
HPS Corporate Lending Fund (A)	4.900	09-11-28	2,000,000	1,985,469
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
HPS Corporate Lending Fund (B)	5.450	01-14-28	4,500,000	$4,534,572
Morgan Stanley (4.210% to 4-20-27, then Overnight SOFR + 1.610%)	4.210	04-20-28	6,500,000	6,509,947
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	2,000,000	2,047,607
Morgan Stanley Private Bank NA (4.204% to 11-17-27, then Overnight SOFR + 0.780%)	4.204	11-17-28	3,000,000	3,005,082
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,517,649
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (C)	3.700	03-20-26	2,000,000	1,987,390
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%)	4.223	05-01-29	1,250,000	1,252,577
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,774,452
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(C)	4.875	02-12-27	3,000,000	2,958,715
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	6,133,144
Consumer finance 1.5%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	6,485,000	6,631,402
Capital One Financial Corp. (3.950% to 9-1-26, then 5 Year CMT + 3.157%) (C)	3.950	09-01-26	3,400,000	3,350,871
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	8,000,000	8,400,333
OneMain Finance Corp.	6.625	05-15-29	3,500,000	3,621,695
Financial services 2.2%
Antares Holdings LP (A)	7.950	08-11-28	3,281,000	3,475,871
Apollo Debt Solutions BDC	6.900	04-13-29	500,000	524,568
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	5,000,000	5,161,861
Block, Inc. (A)	5.625	08-15-30	408,000	415,725
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,048,824
Enact Holdings, Inc.	6.250	05-28-29	4,000,000	4,192,805
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,000,000	3,053,834
Radian Group, Inc.	6.200	05-15-29	5,500,000	5,760,210
Rocket Mortgage LLC (A)	3.625	03-01-29	4,000,000	3,863,524
Insurance 2.8%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,064,233
American National Group, Inc.	5.000	06-15-27	2,500,000	2,516,524
7	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Global Funding (A)	5.516	03-25-27	4,000,000	$4,057,762
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,739,313
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,535,839
Brown & Brown, Inc.	4.500	03-15-29	3,500,000	3,511,967
CNA Financial Corp.	3.900	05-01-29	3,000,000	2,971,225
CNO Financial Group, Inc.	5.250	05-30-29	5,250,000	5,344,155
CNO Global Funding (A)	4.875	12-10-27	3,000,000	3,035,586
F&G Global Funding (A)	4.650	09-08-28	2,800,000	2,808,831
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,957,953
GA Global Funding Trust (A)	5.500	01-08-29	2,500,000	2,577,231
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (A)	4.375	01-15-27	2,000,000	1,987,082
Starwood Property Trust, Inc. (A)	5.250	10-15-28	3,215,000	3,236,975
Health care 2.6%				36,119,899
Biotechnology 0.3%
Amgen, Inc.	5.150	03-02-28	4,000,000	4,094,210
Health care equipment and supplies 0.4%
Baxter International, Inc. (D)	4.450	02-15-29	2,000,000	2,008,984
Solventum Corp.	5.450	02-25-27	1,686,000	1,709,072
Varex Imaging Corp. (A)	7.875	10-15-27	2,080,000	2,121,323
Health care providers and services 1.2%
Centene Corp.	2.450	07-15-28	4,500,000	4,195,130
CVS Health Corp.	5.400	06-01-29	4,500,000	4,669,373
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	976,607
HCA, Inc.	3.125	03-15-27	2,000,000	1,973,738
Rede D’Or Finance Sarl (A)	4.950	01-17-28	5,000,000	4,985,020
Pharmaceuticals 0.7%
Royalty Pharma PLC	1.750	09-02-27	1,000,000	959,945
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	1,963,000	1,937,000
Teva Pharmaceutical Finance Netherlands III BV (B)	5.125	05-09-29	3,000,000	3,035,595
Utah Acquisition Sub, Inc.	3.950	06-15-26	3,466,000	3,453,902
Industrials 8.7%				124,124,850
Aerospace and defense 1.2%
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,613,651
The Boeing Company	3.250	02-01-28	5,500,000	5,401,825
The Boeing Company	6.259	05-01-27	3,000,000	3,081,975
TransDigm, Inc. (B)	4.625	01-15-29	4,000,000	3,950,814
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 1.0%
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	$3,435,627
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,941,268
GFL Environmental, Inc. (A)	4.750	06-15-29	1,500,000	1,498,302
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,904,888
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,500,000	2,559,538
Construction and engineering 1.5%
HTA Group, Ltd. (A)	7.500	06-04-29	5,000,000	5,177,132
MasTec, Inc. (A)	4.500	08-15-28	7,000,000	6,985,834
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,051,333
Williams Scotsman, Inc. (A)	6.625	06-15-29	4,500,000	4,642,947
Electrical equipment 0.7%
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,000,000	3,034,207
Regal Rexnord Corp.	6.050	04-15-28	3,000,000	3,104,980
Vertiv Group Corp. (A)	4.125	11-15-28	3,000,000	2,974,011
Ground transportation 0.4%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,474,000	2,469,895
Penske Truck Leasing Company LP (A)	6.050	08-01-28	3,000,000	3,132,621
Passenger airlines 3.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	8,811,795
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	2,050,952	2,100,073
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	2,888,278	2,903,606
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,560,377	4,537,076
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,029,851	1,016,712
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	585,148	570,373
American Airlines 2016-3 Class AA Pass Through Trust	3.000	10-15-28	2,838,564	2,741,081
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	1,899,282	1,855,858
American Airlines, Inc. (A)	8.500	05-15-29	2,500,000	2,611,610
Delta Air Lines, Inc. (A)	4.750	10-20-28	3,377,220	3,397,732
Delta Air Lines, Inc.	4.950	07-10-28	3,000,000	3,046,020
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,692,194	1,683,494
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	865,079	834,638
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	866,809	845,815
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	203,854	203,551
9	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	4,760,817	$4,864,854
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	801,938	801,998
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	3.000	10-29-28	3,000,000	2,904,257
Ashtead Capital, Inc. (A)	4.250	11-01-29	7,500,000	7,419,358
Aviation Capital Group LLC (A)	4.750	04-14-27	3,000,000	3,014,101
Information technology 1.4%				20,271,427
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	4.300	01-17-29	3,000,000	2,998,860
IT services 0.5%
CDW LLC	2.670	12-01-26	2,000,000	1,967,483
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,411,767
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,085,076
ON Semiconductor Corp. (A)	3.875	09-01-28	3,000,000	2,924,502
SK Hynix, Inc. (A)	4.250	09-11-28	2,450,000	2,454,662
Software 0.0%
WULF Compute LLC (A)	7.750	10-15-30	415,000	429,077
Materials 1.7%				24,459,592
Chemicals 0.2%
CVR Partners LP (A)	6.125	06-15-28	2,500,000	2,493,258
Construction materials 0.2%
James Hardie International Finance DAC (A)	5.000	01-15-28	3,000,000	2,998,468
Containers and packaging 0.5%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,000,000	2,000,000
Graham Packaging Company, Inc. (A)	7.125	08-15-28	4,000,000	3,990,893
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	2,000,000	2,003,826
Metals and mining 0.8%
Alcoa Nederland Holding BV (A)	5.500	12-15-27	3,000,000	3,000,000
CSN Islands XI Corp. (A)	6.750	01-28-28	6,000,000	5,330,764
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,500,000	2,642,383
Real estate 3.7%				52,010,168
Diversified REITs 0.5%
Boston Properties LP	3.400	06-21-29	4,500,000	4,346,462
Global Net Lease, Inc. (A)	3.750	12-15-27	2,468,000	2,395,435
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Health care REITs 0.1%
Diversified Healthcare Trust (A)(E)	6.266	01-15-26	1,294,000	$1,283,990
Hotel and resort REITs 0.6%
Host Hotels & Resorts LP	4.250	12-15-28	2,000,000	1,998,210
RHP Hotel Properties LP (A)	4.500	02-15-29	2,500,000	2,466,165
XHR LP (A)	4.875	06-01-29	4,000,000	3,929,192
Office REITs 0.2%
Piedmont Operating Partnership LP	6.875	07-15-29	2,500,000	2,656,707
Specialized REITs 2.3%
American Tower Corp.	3.550	07-15-27	7,500,000	7,428,748
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,948,530
GLP Capital LP	5.300	01-15-29	4,600,000	4,684,010
Iron Mountain, Inc. (A)	4.875	09-15-29	3,500,000	3,457,984
SBA Communications Corp.	3.125	02-01-29	3,000,000	2,867,486
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,985,677
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,487,933
VICI Properties LP	4.750	02-15-28	4,000,000	4,040,716
VICI Properties LP	4.750	04-01-28	3,000,000	3,032,923
Utilities 3.6%				51,095,337
Electric utilities 2.7%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-09-26	3,000,000	2,989,801
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	2,014,634
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,979,076
NextEra Energy Capital Holdings, Inc.	4.685	09-01-27	5,000,000	5,052,921
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,253,358
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,000,000	3,273,984
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,893,516
Pacific Gas & Electric Company	5.000	06-04-28	6,000,000	6,097,438
PG&E Corp.	5.000	07-01-28	6,000,000	5,956,247
Independent power and renewable electricity producers 0.9%
Calpine Corp. (A)	4.500	02-15-28	2,000,000	1,995,972
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	499,000	508,820
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,000,000	3,065,889
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,987,728

Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,025,953
11	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.1%				$1,500,795
(Cost $1,493,575)
Information technology 0.1%				1,500,795
IT services 0.1%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	6.916	03-08-32	1,283,550	1,284,795
Software 0.0%

Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	02-09-32	216,000	216,000
Collateralized mortgage obligations 2.8%				$39,520,021
(Cost $39,325,036)
Commercial and residential 2.1%				30,269,022
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	650,209	648,664
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49	53,567	52,378
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	102,836	102,261
CD Commercial Mortgage Trust
Series 2016-CD1, Class A3	2.459	08-10-49	2,469,783	2,449,854
Ellington Finacial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,553,587	2,569,686
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,000,000	3,060,083
GFH Mortgage Trust
Series 2025-IND, Class A (A)	5.148	06-15-33	4,000,000	4,044,781
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(H)	5.650	05-15-41	3,000,000	3,003,744
LHOME Mortgage Trust
Series 2025-RTL3, Class A1 (5.239% to 2-25-28, then 6.239% thereafter) (A)	5.239	08-25-40	3,000,000	3,005,764
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(H)	5.173	03-15-38	214,668	213,623
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,063,000	1,977,483
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(G)	3.500	10-25-59	149,875	142,014
OBX Trust
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,123,293	1,132,353
PRM Trust
Series 2025-PRM6, Class A (A)(G)	4.630	07-05-33	2,000,000	1,996,282
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(G)	2.275	02-25-50	5,311	5,115
SWCH Commercial Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(H)	5.402	02-15-42	3,000,000	$2,972,848
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,350,000	1,354,639
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	1,001,335
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(G)	3.750	05-25-58	21,953	21,611
Series 2018-4, Class A1 (A)(G)	3.000	06-25-58	77,155	73,647
Series 2021-SJ2, Class A1A (A)(G)	2.250	12-25-61	452,340	440,857
U.S. Government Agency 0.7%				9,250,999
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(H)	5.572	10-25-41	3,068,195	3,079,912
Series 2025-MN12, Class M1 (30 day Average SOFR + 1.750%) (A)(H)	5.833	11-25-45	3,000,000	2,999,993
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(H)	5.022	01-25-45	1,748,629	1,750,266

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(H)	5.072	05-25-45	1,418,888	1,420,828
Asset-backed securities 21.4%				$305,157,649
(Cost $302,057,059)
Asset-backed securities 21.4%				305,157,649
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,126,122	1,114,043
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	3,057,126
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,250,000	3,299,238
Alloya Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.710	01-25-30	1,524,000	1,530,090
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	1,402,548	1,411,019
Series 2025-B, Class C (A)	4.697	09-15-33	2,440,000	2,444,068
American Express Credit Account Master Trust
Series 2025-1, Class A	4.560	12-17-29	4,000,000	4,060,923
Series 2025-4, Class A	4.300	07-15-30	3,000,000	3,040,471
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,703,548
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,796,073	2,711,081
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,019,830
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	2,019,207
13	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Arivo Acceptance Auto Loan Receivables Trust
Series 2025-1A, Class A2 (A)	4.920	05-15-29	1,600,000	$1,597,943
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,541,901
Series 2025-3A, Class A (A)	4.170	02-20-30	2,000,000	2,000,561
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	4.820	08-13-32	2,131,000	2,178,035
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	346,417	343,518
Blue Stream Issuer LLC
Series 2023-1A, Class C (A)	8.898	05-20-53	1,250,000	1,278,582
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,200,133
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,673,750	1,603,181
CarMax Auto Owner Trust
Series 2025-1, Class A3	4.840	01-15-30	1,422,000	1,440,406
Series 2025-3, Class A3	4.350	07-15-30	3,500,000	3,524,414
Series 2025-4, Class A3	3.970	12-16-30	1,132,000	1,133,855
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	482,917	456,494
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,461,515	3,372,267
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,810,000	2,828,728
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	493,799
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	691,000	692,493
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	2,022,133
Series 2025-2, Class D (A)	5.080	08-15-34	930,000	933,353
CF Hippolyta Issuer LLC
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,840,639	4,758,322
Chase Auto Credit Linked Notes
Series 2025-1, Class B (A)	4.753	02-25-33	2,073,011	2,085,964
Chase Issuance Trust
Series 2025-A1, Class A	4.160	07-15-30	4,000,000	4,041,676
Chesapeake Funding II LLC
Series 2024-1A, Class A1 (A)	5.520	05-15-36	671,682	678,852
CIFC Funding, Ltd.
Series 2013-III, Class R (3 month CME Term SOFR + 1.200%) (A)(H)	5.065	04-24-31	2,000,000	1,996,150
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A	4.300	06-21-30	5,000,000	5,062,696
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,271,226	2,140,383
CNH Equipment Trust
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	2,004,176
Commercial Equipment Finance LLC
Series 2025-1A, Class A (A)	4.830	05-15-31	2,000,000	2,005,516
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Crossroads Asset Trust
Series 2025-A, Class A2 (A)	4.910	02-20-32	2,500,000	$2,514,949
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,065,000	2,049,422
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,680,195
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,456,618	2,429,678
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,514,953
Series 2024-2, Class A3 (A)	4.590	08-22-30	2,000,000	2,013,904
Series 2025-2, Class D (A)	4.830	03-22-32	3,000,000	3,007,573
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	802,305
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	1,000,000	1,020,062
DLLAD LLC
Series 2025-1A, Class A3 (A)	4.420	09-20-30	3,000,000	3,033,242
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,187,609
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,160,559	2,089,059
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(H)	5.186	07-25-69	222,231	222,348
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	142,284	141,217
Series 2025-A, Class A (A)	4.540	01-25-40	3,638,492	3,645,503
Enterprise Fleet Financing LLC
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,515,106
Series 2025-1, Class A3 (A)	4.820	02-20-29	1,133,000	1,152,097
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,000,000	1,009,838
Series 2025-3, Class A3 (A)	4.460	09-20-29	4,500,000	4,555,146
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,011,930
Ford Credit Auto Owner Trust
Series 2023-1, Class A (A)	4.850	08-15-35	5,000,000	5,095,623
Frontier Issuer LLC
Series 2023-1, Class B (A)	8.300	08-20-53	2,780,000	2,834,531
Series 2024-1, Class C (A)	11.160	06-20-54	382,000	428,035
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3	4.620	12-17-29	2,824,000	2,852,355
Series 2025-3, Class A3	4.180	08-16-30	2,592,000	2,612,480
GM Financial Revolving Receivables Trust
Series 2023-2, Class A (A)	5.770	08-11-36	4,000,000	4,194,946
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	2,021,248
Harley-Davidson Motorcycle Trust
Series 2024-B, Class A3	4.310	07-16-29	1,000,000	1,003,312
15	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	5,167,000	$5,111,837
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	854,199	868,878
Series 2024-3A, Class A (A)	4.980	08-27-40	1,907,657	1,932,377
Series 2025-1A, Class B (A)	5.180	05-27-42	2,368,583	2,403,741
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,645,768
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,853,000	3,762,072
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	736,811
HPEFS Equipment Trust
Series 2025-1A, Class A3 (A)	4.430	09-20-32	2,600,000	2,617,512
Series 2025-2A, Class D (A)	4.770	05-20-33	2,000,000	2,000,761
HTS Fund II LLC
Series 2025-1, Class A (A)	5.351	06-23-45	2,105,000	2,108,132
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1 (A)	4.835	09-20-33	2,757,432	2,774,614
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 (A)	4.830	01-18-28	1,422,000	1,436,023
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 (A)	4.433	02-15-50	2,364,878	2,359,273
John Deere Owner Trust
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,721,766
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,431,843
Kubota Credit Owner Trust
Series 2025-2A, Class A3 (A)	4.420	09-17-29	5,000,000	5,051,759
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	1,750,000	1,779,486
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,053,235
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	767,759	769,382
Series 2022-2A, Class A (A)	6.110	10-21-41	579,029	591,740
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,865,000	2,735,014
Nelnet Student Loan Trust
Series 2025-DA, Class B (A)	4.860	08-20-54	3,000,000	3,002,836
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,000,000	1,694,577
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	2,020,935
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	924,000	925,761
NMEF Funding LLC
Series 2023-A, Class B (A)	6.830	06-17-30	2,000,000	2,040,073
OCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.810	11-15-29	3,125,000	3,150,998
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	$3,043,505
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,039,218
PFS Financing Corp.
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	2,010,158
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,018,442
Series 2025-B, Class A (A)	4.850	02-15-30	2,000,000	2,031,480
Series 2025-D, Class A (A)	4.470	05-15-30	3,000,000	3,030,027
Series 2025-F, Class A (A)	4.400	08-15-30	3,363,000	3,392,064
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 (A)	4.900	05-15-31	1,535,567	1,546,224
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,298,532
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	1,153,401	1,159,488
SCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.570	01-15-31	1,875,000	1,891,428
SCF Equipment Trust LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	2,750,000	2,809,328
Series 2025-2A, Class A3 (A)	4.330	06-20-36	1,562,000	1,565,417
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,962,323
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	1,308,222	1,319,714
Series 2025-B, Class B (A)	4.925	12-29-32	3,170,013	3,195,212
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	920,620	868,830
SFS Auto Receivables Securitization Trust
Series 2025-2A, Class A3 (A)	4.440	12-20-30	3,500,000	3,536,774
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	904,906	920,605
Series 2025-3A, Class C (A)	4.980	08-22-44	1,285,000	1,287,677
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(H)	4.823	10-15-35	33,102	33,099
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,032,000	2,992,817
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,449,000	1,349,559
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(H)	5.409	02-17-42	1,817,601	1,821,849
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	1,000,158
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,000,000	2,016,046
Toyota Auto Receivables Owner Trust
Series 2025-C, Class A3	4.110	03-15-30	4,000,000	4,024,272
17	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,804,167	$2,643,236
Series 2021-1A, Class A (A)	1.860	03-20-46	558,083	518,780
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	320,802	324,219
USB Auto Owner Trust
Series 2025-1A, Class A3 (A)	4.490	06-17-30	1,500,000	1,512,506
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	584,522
Verizon Master Trust
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,020,815
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,272,088
Series 2025-5, Class A1A	4.400	06-20-31	4,000,000	4,056,133
Series 2025-9, Class A1A	3.960	10-21-30	857,000	858,298
Volkswagen Auto Lease Trust
Series 2025-A, Class A4	4.560	03-20-30	4,250,000	4,296,620
Volkswagen Auto Loan Trust
Series 2025-2, Class A3	3.920	03-20-30	562,000	563,077
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,505,096
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	1,833,632	1,854,250
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,128,881	1,138,061
Series 2025-2A, Class A1 (A)	4.410	05-18-40	4,000,000	4,028,750
Series 2025-3A, Class A1 (A)	4.080	09-18-40	3,541,000	3,537,481
Willis Engine Structured Trust V
Series 2020-A, Class B (A)	4.212	03-15-45	2,798,160	2,702,787
Series 2020-A, Class C (A)	6.657	03-15-45	844,676	832,681
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	1,831,011	1,881,497
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	4,181,325	4,039,198
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	670,250	631,263

	Yield (%)	Shares	Value
Short-term investments 0.8%			$11,779,086
(Cost $11,778,013)
Short-term funds 0.8%			11,779,086
John Hancock Collateral Trust (I)	3.9009(J)	1,177,544	11,779,086

Total investments (Cost $1,403,070,821) 99.6%	$1,418,460,426
Other assets and liabilities, net 0.4%	5,818,251
Total net assets 100.0%	$1,424,278,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION BOND FUND	18

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $661,046,178 or 46.4% of the fund’s net assets as of 11-30-25.
(B)	All or a portion of this security is on loan as of 11-30-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $1,406,351,532. Net unrealized appreciation aggregated to $12,108,894, of which $13,320,353 related to gross unrealized appreciation and $1,211,459 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	85.9%
Canada	3.3%
United Kingdom	2.2%
France	1.3%
Luxembourg	1.1%
Other countries	6.2%
TOTAL	100.0%
19	JOHN HANCOCK SHORT DURATION BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,391,292,808) including $11,410,997 of securities loaned	$1,406,681,340
Affiliated investments, at value (Cost $11,778,013)	11,779,086
Total investments, at value (Cost $1,403,070,821)	1,418,460,426
Cash	4,533,388
Interest receivable	14,966,231
Receivable for fund shares sold	1,189,228
Receivable for investments sold	4,697,885
Receivable for securities lending income	7,986
Other assets	123,371
Total assets	1,443,978,515
Liabilities
Distributions payable	140,760
Payable for investments purchased	5,042,106
Payable for delayed-delivery securities purchased	1,998,640
Payable for fund shares repurchased	509,636
Payable upon return of securities loaned	11,778,580
Payable to affiliates
Accounting and legal services fees	46,467
Transfer agent fees	36,320
Trustees’ fees	1,596
Other liabilities and accrued expenses	145,733
Total liabilities	19,699,838
Net assets	$1,424,278,677
Net assets consist of
Paid-in capital	$1,443,415,443
Total distributable earnings (loss)	(19,136,766)
Net assets	$1,424,278,677
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	20

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($146,597,374 ÷ 15,568,825 shares)[1]	$9.42
Class C ($1,906,163 ÷ 202,249 shares)[1]	$9.42
Class I ($255,764,328 ÷ 27,162,225 shares)	$9.42
Class R6 ($102,212,132 ÷ 10,850,692 shares)	$9.42
Class NAV ($917,798,680 ÷ 97,492,214 shares)	$9.41
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$9.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
21	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$35,283,108
Securities lending	35,507
Total investment income	35,318,615
Expenses
Investment management fees	1,411,749
Distribution and service fees	176,082
Accounting and legal services fees	135,041
Transfer agent fees	199,787
Trustees’ fees	15,258
Custodian fees	126,153
State registration fees	62,772
Printing and postage	14,743
Professional fees	68,517
Other	29,085
Total expenses	2,239,187
Less expense reductions	(61,713)
Net expenses	2,177,474
Net investment income	33,141,141
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(537,444)
Affiliated investments	24
(537,420)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,108,831
Affiliated investments	890
8,109,721
Net realized and unrealized gain	7,572,301
Increase in net assets from operations	$40,713,442
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	22

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$33,141,141	$56,328,589
Net realized gain (loss)	(537,420)	3,912,831
Change in net unrealized appreciation (depreciation)	8,109,721	10,771,755
Increase in net assets resulting from operations	40,713,442	71,013,175
Distributions to shareholders
From earnings
Class A	(3,092,995)	(4,705,452)
Class C	(39,142)	(65,345)
Class I	(5,626,315)	(6,496,781)
Class R6	(2,280,281)	(3,221,810)
Class NAV	(23,390,145)	(43,725,401)
Total distributions	(34,428,878)	(58,214,789)
From fund share transactions	121,269,876	235,912,144
Total increase	127,554,440	248,710,530
Net assets
Beginning of period	1,296,724,237	1,048,013,707
End of period	$1,424,278,677	$1,296,724,237
23	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[2]	0.21	0.43	0.40	0.32	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.06	0.13	0.08	(0.23)	(0.48)	0.25
Total from investment operations	0.27	0.56	0.48	0.09	(0.32)	0.43
Less distributions
From net investment income	(0.22)	(0.45)	(0.42)	(0.36)	(0.26)	(0.27)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.22)	(0.45)	(0.42)	(0.36)	(0.27)	(0.27)
Net asset value, end of period	$9.42	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[3,4]	2.91[5]	6.15	5.27	1.08	(3.29)	4.39
Ratios and supplemental data
Net assets, end of period (in millions)	$147	$118	$83	$67	$16	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[6]	0.64	0.65	0.66	0.65	0.72
Expenses including reductions	0.62[6]	0.63	0.64	0.65	0.64	0.65
Net investment income	4.47[6]	4.64	4.37	3.48	1.60	1.80
Portfolio turnover (%)	30	77	81	76	49	55

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	24

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.38	$9.27	$9.21	$9.48	$10.07	$9.90
Net investment income[2]	0.18	0.36	0.33	0.24	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.04	0.13	0.08	(0.22)	(0.47)	0.26
Total from investment operations	0.22	0.49	0.41	0.02	(0.39)	0.37
Less distributions
From net investment income	(0.18)	(0.38)	(0.35)	(0.29)	(0.19)	(0.20)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.18)	(0.38)	(0.35)	(0.29)	(0.20)	(0.20)
Net asset value, end of period	$9.42	$9.38	$9.27	$9.21	$9.48	$10.07
Total return (%)[3,4]	2.41[5]	5.35	4.59	0.22	(3.91)	3.61
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[6]	1.39	1.40	1.41	1.40	1.47
Expenses including reductions	1.37[6]	1.38	1.39	1.40	1.39	1.40
Net investment income	3.72[6]	3.89	3.60	2.65	0.84	1.07
Portfolio turnover (%)	30	77	81	76	49	55

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
25	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[2]	0.22	0.46	0.43	0.35	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.06	0.12	0.08	(0.24)	(0.48)	0.25
Total from investment operations	0.28	0.58	0.51	0.11	(0.30)	0.45
Less distributions
From net investment income	(0.23)	(0.47)	(0.45)	(0.38)	(0.28)	(0.29)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.23)	(0.47)	(0.45)	(0.38)	(0.29)	(0.29)
Net asset value, end of period	$9.42	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[3]	3.03[4]	6.41	5.53	1.33	(3.04)	4.64
Ratios and supplemental data
Net assets, end of period (in millions)	$256	$197	$114	$75	$25	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38[5]	0.39	0.40	0.41	0.40	0.47
Expenses including reductions	0.37[5]	0.38	0.39	0.40	0.39	0.40
Net investment income	4.71[5]	4.88	4.63	3.75	1.82	1.99
Portfolio turnover (%)	30	77	81	76	49	55

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	26

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.38	$9.27	$9.21	$9.47	$10.06	$9.90
Net investment income[2]	0.23	0.47	0.44	0.36	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.05	0.12	0.08	(0.23)	(0.48)	0.25
Total from investment operations	0.28	0.59	0.52	0.13	(0.29)	0.47
Less distributions
From net investment income	(0.24)	(0.48)	(0.46)	(0.39)	(0.29)	(0.31)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.24)	(0.48)	(0.46)	(0.39)	(0.30)	(0.31)
Net asset value, end of period	$9.42	$9.38	$9.27	$9.21	$9.47	$10.06
Total return (%)[3]	2.98[4]	6.53	5.76	1.43	(2.94)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$79	$55	$25	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27[5]	0.28	0.28	0.30	0.30	0.37
Expenses including reductions	0.27[5]	0.27	0.28	0.29	0.29	0.29
Net investment income	4.82[5]	4.99	4.77	3.93	1.97	2.18
Portfolio turnover (%)	30	77	81	76	49	55

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
27	JOHN HANCOCK Short Duration Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$9.37	$9.26	$9.20	$9.47	$10.06	$9.90
Net investment income[2]	0.23	0.47	0.44	0.35	0.19	0.22
Net realized and unrealized gain (loss) on investments	0.05	0.12	0.08	(0.23)	(0.47)	0.25
Total from investment operations	0.28	0.59	0.52	0.12	(0.28)	0.47
Less distributions
From net investment income	(0.24)	(0.48)	(0.46)	(0.39)	(0.30)	(0.31)
From net realized gain	—	—	—	—	(0.01)	—
Total distributions	(0.24)	(0.48)	(0.46)	(0.39)	(0.31)	(0.31)
Net asset value, end of period	$9.41	$9.37	$9.26	$9.20	$9.47	$10.06
Total return (%)[3]	2.98[4]	6.54	5.65	1.45	(2.93)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$918	$900	$795	$902	$465	$508
Ratios (as a percentage of average net assets):
Expenses before reductions	0.27[5]	0.27	0.28	0.29	0.29	0.36
Expenses including reductions	0.26[5]	0.26	0.27	0.29	0.28	0.29
Net investment income	4.84[5]	5.00	4.74	3.83	1.94	2.18
Portfolio turnover (%)	30	77	81	76	49	55

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Bond Fund	28

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include
29	JOHN HANCOCK Short Duration Bond Fund |

market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$167,950,503	—	$167,950,503	—
Foreign government obligations	4,735,410	—	4,735,410	—
Corporate bonds	887,816,962	—	887,816,962	—
Term loans	1,500,795	—	1,500,795	—
Collateralized mortgage obligations	39,520,021	—	39,520,021	—
Asset-backed securities	305,157,649	—	305,157,649	—
Short-term investments	11,779,086	$11,779,086	—	—
Total investments in securities	$1,418,460,426	$11,779,086	$1,406,681,340	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of
| JOHN HANCOCK Short Duration Bond Fund	30

principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2025, the fund loaned securities valued at $11,410,997 and received $11,778,580 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
31	JOHN HANCOCK Short Duration Bond Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $4,149.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $4,216,439 and a long-term capital loss carryforward of $26,329,348 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
| JOHN HANCOCK Short Duration Bond Fund	32

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.220% of the first $250 million of the fund’s average daily net assets; and (b) 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to October 1, 2025, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.29% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expenses. This agreement expired on September 30, 2025.
For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,913
Class C	89
Class I	10,222
Class	Expense reduction
Class R6	$4,057
Class NAV	41,432
Total	$61,713

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.19% of the fund’s average daily net assets.
33	JOHN HANCOCK Short Duration Bond Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $73,448 for the six months ended November 30, 2025. Of this amount, $8,154 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $65,294 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $5,775 and $495 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$166,051	$71,855
Class C	10,031	1,084
Class I	—	124,263
Class R6	—	2,585
Total	$176,082	$199,787
| JOHN HANCOCK Short Duration Bond Fund	34

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,931,995	$46,385,645	8,532,738	$79,852,024
Distributions reinvested	322,918	3,038,644	501,658	4,698,399
Repurchased	(2,324,745)	(21,863,742)	(5,352,845)	(50,108,306)
Net increase	2,930,168	$27,560,547	3,681,551	$34,442,117
Class C shares
Sold	52,562	$494,717	111,812	$1,048,348
Distributions reinvested	4,156	39,142	6,965	65,284
Repurchased	(61,039)	(574,867)	(62,044)	(580,108)
Net increase (decrease)	(4,321)	$(41,008)	56,733	$533,524
Class I shares
Sold	10,111,403	$95,154,907	16,453,961	$153,920,614
Distributions reinvested	588,252	5,535,558	693,712	6,496,771
Repurchased	(4,521,966)	(42,542,545)	(8,442,365)	(78,955,648)
Net increase	6,177,689	$58,147,920	8,705,308	$81,461,737
Class R6 shares
Sold	2,996,559	$28,200,415	3,366,249	$31,510,414
Distributions reinvested	241,940	2,277,522	343,121	3,214,737
Repurchased	(864,909)	(8,140,632)	(1,163,632)	(10,902,724)
Net increase	2,373,590	$22,337,305	2,545,738	$23,822,427
Class NAV shares
Sold	7,321,335	$68,763,452	19,584,885	$183,257,816
Distributions reinvested	2,486,567	23,390,145	4,670,340	43,725,401
Repurchased	(8,381,513)	(78,888,485)	(14,040,196)	(131,330,878)
Net increase	1,426,389	$13,265,112	10,215,029	$95,652,339
Total net increase	12,903,515	$121,269,876	25,204,359	$235,912,144
Affiliates of the fund owned 2% and 100% of shares of Class R6 and Class NAV, respectively, on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
35	JOHN HANCOCK Short Duration Bond Fund |

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $459,889,694 and $297,181,441, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $67,637,618 and $118,984,947, respectively, for the six months ended November 30, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2025, funds within the John Hancock group of funds complex held 64.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.4%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,177,544	$6,060,063	$43,135,997	$(37,417,888)	$24	$890	$35,507	—	$11,779,086

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Short Duration Bond Fund	36

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	757,585,919	28,360,725
Christine L. Hurtsellers	758,739,462	27,207,182
Kenneth J. Phelan	757,171,748	28,774,895
Thomas R. Wright	758,531,633	27,415,011

Non-Independent Trustee
Kristie M. Feinberg	759,537,855	26,371,367
37	JOHN HANCOCK SHORT DURATION BOND FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK SHORT DURATION BOND FUND	38

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
39	JOHN HANCOCK SHORT DURATION BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-,  three- and five-year periods ended December 31, 2024, and for the period from July 31, 2019 through December 31, 2024.The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and the peer group median for the one-,  three- and five-year periods and the period from July 31, 2019 through December 31, 2024. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed
| JOHN HANCOCK SHORT DURATION BOND FUND	40

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
41	JOHN HANCOCK SHORT DURATION BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK SHORT DURATION BOND FUND	42

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
43	JOHN HANCOCK SHORT DURATION BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5026003	472SA 11/25
7/2025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	January 14, 2026